UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
———————————–
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
————————————————
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
FBR Capital Markets, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
—————————————————————————
(Name and address of agent for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2010

ITEM 1. REPORT TO SHAREHOLDERS.
 The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

THE FBR FUNDS

FBR Pegasus FundTM
FBR Pegasus Mid Cap FundTM
FBR Pegasus Small Cap FundTM
FBR Pegasus Small Cap Growth FundTM
FBR Focus Fund
FBR Large Cap Financial Fund
FBR Small Cap Financial Fund
FBR Technology Fund
FBR Gas Utility Index Fund

Semi-Annual Report
April 30, 2010

[THIS PAGE INTENTIONALLY LEFT BLANK]

The FBR Funds

Semi-Annual Letter to Shareholders

Dear Shareholder:

We are pleased to present The FBR Funds’ Semi-Annual Report for the six-month period ended April 30, 2010.

To investors’ delight, the equity market staged one of the strongest advances in history over the past year. During the period, the equity market as measured by the S&P 500, a large company index, returned an impressive 49.77%. Since the market hit its low on March 9, 2009, the advance has been extraordinary with the S&P 500 advancing 56.89%. While short-term movements in either direction must be taken into perspective, the strong rebound has started to lift the confidence of investors. Money flow, dominated of late into the fixed income market, is starting to once again return to equities. Investors, who executed the flight to quality in late 2008 and early 2009, are no longer being rewarded with capital appreciation and income streams are difficult at best. During our current environment of historically low interest rates, the yield on fixed income securities, particularly short-term maturities, has been minimal. As of April 30, the yield on a two year Treasury note was only 0.97%. Money market fund returns have been even less with returns barely in positive territory primarily supported by management fee waivers.

As the American economy begins to rebound from one of the worst recessions in decades, the path to recovery may be more extended. High unemployment continues to persist, housing prices are just starting to firm after a period of substantial declines, deficits exist not only at the national level but at many state and local levels as well, and tax burdens are rising. Globally, sovereign debt has become troublesome, with Greece, Spain and Portugal experiencing large deficits and downgrades. While the healing process is underway, many systemic issues need to be addressed and government intervention is becoming more commonplace. Rightfully so, many investors remain cautious and more conscious than ever of the trade-off between risk and return.

Against this backdrop, we believe the conservative investment philosophy employed at The FBR Funds bodes well for our shareholders. We strive to manage your money with the objective of protecting principal in declining markets while participating in rising ones. Our motto, Respecting Your Money®, guides all that we do. While short-term performance results can be extreme in both directions, as demonstrated over the past two years, our goal is to deliver out-performance over the long-term with less risk. By reducing volatility, we believe investors are well served. We are pleased to report that The FBR Funds continue to perform well on an absolute and relative basis. By focusing on an investment philosophy that emphasizes companies with strong balance sheets, low debt levels, quality management and sustainable financial results, shareholders of The FBR Funds have been rewarded over time. Each actively managed Fund continues to exceed the return of its benchmark since its inception and peer rankings have been impressive. In fact, 10 of the 11 FBR Funds were awarded a four or five star designation, the top two levels, as of March 31, 2010 by Morningstar, a leading independent mutual find rating service. Comments and thoughts from each of our portfolio managers are found on the accompanying pages. We hope you find their insight to be informative.

We are pleased to report that the previously announced acquisition of the AFBA 5 Star Funds has been completed. As a result, The FBR Funds have expanded in size and breadth. Two AFBA 5 Star Funds were renamed and are now part of the FBR family of Funds. The two Funds include the FBR Balanced Fund, a portfolio that includes a blend of large company stocks and high-quality intermediate term fixed income securities and the FBR Core Bond Fund, a high-quality fixed income offering. The equity portion of the FBR Balanced Fund is sub-advised by The London Company and the fixed income portion of the FBR Balanced Fund and FBR Core Bond Fund are sub-advised by Financial Counselors, Inc. We welcome the thousands of shareholders of the former AFBA 5 Star Funds to The FBR Funds and look forward to serving your diversified investment needs.

All of us at The FBR Funds want to thank you for your continued support, and we look forward to serving your investment needs in the years ahead. While none of us can predict the future direction and magnitude of the financial markets with any degree of certainty, you have our assurance that we will manage your money according to our time-tested, risk mitigating investment process. Please feel free to contact us at 888.200.4710 with your questions or comments. We also welcome you to visit www.fbrfunds.com for additional information on the Funds.

Sincerely,

David Ellison
President, Chief Investment Officer and Trustee
The FBR Funds

Past performance is no guarantee of future results. The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption fees. If reflected, the redemption fee would reduce the performance quoted. To obtain performance data current to the most recent quarter-end please call 888.200.4710 or visit www.fbrfunds.com.

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. This and other important information can be found in the Fund’s prospectus. To obtain a free prospectus, please call 888.200.4710 or visit www.fbrfunds.com. Please read the prospectus carefully before investing.

The FBR Funds

FBR Pegasus FundTM
Management Overview

Portfolio Managers: Robert Barringer, CFA and Ryan Kelley, CFA

Over the last 6 months, how did the Fund perform and what factors contributed to this performance?

For the six month period ended April 30, 2010, the Investor Class of the FBR Pegasus FundTM returned 13.98%. This compares to the S&P 500 Index and the Morningstar Large Blend category average which over the same time period returned 15.66% and 14.90%, respectively.

While we are disappointed to lag our benchmark and peers, we believe that maintaining our disciplined investment process can mean underperformance during periods such as the last six months. We seek to invest in a portfolio of companies with better balance sheets and historically strong business models at attractive valuations. In keeping with this strategy, we have found that the Fund may lag its benchmark and peer groups during periods where the securities of lower quality companies have more dramatic increases in value than more stable ones. However, we have also found that the Fund has outperformed in more difficult market environments and over a complete cycle.

Specific stock selection during the period contributed positively to our performance versus the benchmark, while sector selection detracted from our relative performance. In particular, our lack of exposure to the media and consumer goods categories negatively impacted our performance while our investments in the business services and energy industries positively contributed relative to the index.

Portfolio managers’ comments on the Fund and the related investment outlook.

Through this six month period, the U.S. stock market performed well, with some sectors in particular leading the way, including consumer discretionary, industrials and materials. The strong move that the market has experienced since the March 2009 low was supported by easing of fears of a global recession, increased liquidity and earnings support. The recovery in stock prices has followed a pattern over the past 6-12 months whereby those companies that are smaller, more cyclical and more highly leveraged have outperformed companies that are steadier, consistent performers.

However, as we write this letter at the beginning of June, a confluence of negative factors has arrived on the global economic scene and caused investors to question the sustainability of the global economic recovery, and many stocks have retraced much of what they had gained year to date. The Greek debt crisis caused investors to become nervous about a contagion that could spread across other European countries and precipitated a flight to safety for investors. In addition, the oil spill in the Gulf of Mexico caused the largest environmental disaster in U.S. history and caused the government to put a 6 month moratorium on offshore drilling. Lastly, some of the more recent consumer data seemed to suggest a slowdown in what is the single biggest driver of GDP, consumer spending.

The FBR Funds

FBR Pegasus FundTM
Management Overview (continued)

Much of what has transpired recently in the investment universe is a result of a fear of a slow paced recovery or even a deteriorating domestic and global economy. Large companies usually have a tendency to have more international business exposure and thus are more sensitive to swings in international economics, including interest rates and currencies.

As mentioned above, our investment process is designed to create a portfolio of investments in companies with less leveraged balance sheets and historically strong business models at attractive valuations. We seek to invest in companies that we believe can withstand economic stress but that also can take advantage of opportunities arising from a recovery. We believe that the recent market volatility creates opportunities to invest in companies that have previously been too expensive according to our investment criteria.

The opinions expressed in this commentary reflect those of the Portfolio Managers as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Pegasus FundTM

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. S&P 500 Index(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2010(4)
		Annualized
		Since
	One Year	Inception(5)

FBR Pegasus FundTM Investor Class(1)(2)	38.14%	5.86%
FBR Pegasus FundTM I Class(2)	38.49%	(1.57)%
S&P 500 Index(1)(3)	38.84%	(0.27)%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption fees. If reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment. The performance of the index includes reinvested dividends, and does not reflect sales charges or expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	The inception date for the Investor Class is November 15, 2005 and the inception date for the I Class is May 30, 2008. The index return is for the period beginning November 15, 2005.

The FBR Funds

FBR Pegasus FundTM
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Finance	19.1%
Technology Services	13.9%
Health Technology	11.0%
Electronic Technology	10.0%
Consumer Non-Durables	9.4%
Retail Trade	9.2%
Energy Minerals	7.3%
Producer Manufacturing	4.7%
Transportation	4.0%
Non-Energy Minerals	3.6%
Distribution Services	1.7%
Health Services	1.6%
Consumer Services	1.3%
Industrial Services	0.8%
Utilities	0.4%

Cash	2.0%

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 98.3%
	Consumer Non-Durables — 9.4%
19,300	Coach, Inc.	$805,775
5,275	Colgate-Palmolive Co.	443,628
4,000	General Mills, Inc.	284,720
4,500	Hansen Natural Corp.*	198,360
8,800	NBTY, Inc.*	357,984
5,600	NIKE, Inc., Class B	425,096
6,800	PepsiCo, Inc.	443,496
5,000	Ralcorp Holdings, Inc.*	332,750
9,200	The Coca-Cola Co.	491,740
25,450	Unilever PLC ADR	766,045
4,800	V.F. Corp.	414,816

		4,964,410

	Consumer Services — 1.3%
2,200	ITT Educational Services, Inc.*	222,486
6,900	McDonald’s Corp.	487,071

		709,557

	Distribution Services — 1.7%
28,000	Sysco Corp.	883,120

	Electronic Technology — 10.0%
4,900	Apple, Inc.*	1,279,488
56,100	Cisco Systems, Inc.*	1,510,212
56,800	Intel Corp.	1,296,744
2,800	Research In Motion Ltd.*	199,332
15,000	Spirit AeroSystems Holdings, Inc., Class A*	332,700
25,400	Texas Instruments, Inc.	660,654

		5,279,130

	Energy Minerals — 7.4%
10,502	Apache Corp.	1,068,683
17,200	ConocoPhillips	1,018,068
15,700	CONSOL Energy Inc.	701,476
1,830	PetroChina Company Ltd. ADR	210,688
9,800	Whiting Petroleum Corp.*	885,234

		3,884,149

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Finance — 19.1%
4,000	American International Group, Inc.*	$155,600
61,300	Bank of America Corp.	1,092,979
307,000	Citigroup Inc.*	1,341,590
9,525	Franklin Resources, Inc.	1,101,471
57,300	Hudson City Bancorp, Inc.	762,090
1,900	IntercontinentalExchange, Inc.*	221,597
23,525	JPMorgan Chase & Co.	1,001,695
154,400	KeyCorp.	1,392,688
8,200	Morgan Stanley	247,804
31,600	People’s United Financial, Inc.	490,748
13,100	Prudential Financial, Inc.	832,636
8,375	T. Rowe Price Group, Inc.	481,646
3,825	The Goldman Sachs Group, Inc.	555,390
4,600	Visa Inc., Class A	415,058

		10,092,992

	Health Services — 1.6%
6,100	Humana, Inc.*	278,892
20,000	Pharmaceutical Product Development, Inc.	550,000

		828,892

	Health Technology — 11.0%
8,640	Abbott Laboratories	442,022
8,475	Baxter International, Inc.	400,190
3,325	Becton, Dickinson and Co.	253,930
9,200	Biogen Idec, Inc.*	489,900
2,970	C.R. Bard, Inc.	256,994
12,400	Forest Laboratories, Inc.*	338,024
6,700	Gilead Sciences, Inc.*	265,789
14,900	Johnson & Johnson	958,070
18,800	Merck & Company, Inc.	658,752
6,520	Novo Nordisk A/S ADR	535,292
6,304	Pfizer, Inc.	105,403
13,700	Stryker Corp.	786,928
5,400	Zimmer Holdings, Inc.*	328,914

		5,820,208

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Industrial Services — 0.8%
5,200	Noble Corp.*	$205,348
3,100	Transocean Ltd.*	224,595

		429,943

	Non-Energy Minerals — 3.6%
4,150	BHP Billiton Ltd. ADR	302,078
6,400	Freeport-McMoRan Copper & Gold, Inc.	483,392
4,600	Teck Resources Ltd., Class B*	180,412
17,000	United States Steel Corp.	929,220

		1,895,102

	Producer Manufacturing — 4.8%
19,615	3M Co.	1,739,262
41,300	General Electric Co.	778,918

		2,518,180

	Retail Trade — 9.2%
11,600	American Eagle Outfitters, Inc.	194,996
5,200	Fastenal Co.	284,388
22,000	J. C. Penney Company, Inc.	641,740
16,500	Lowe’s Companies, Inc.	447,480
14,200	Target Corp.	807,554
15,325	The Gap, Inc.	378,987
9,100	The TJX Companies, Inc.	421,694
12,700	Walgreen Co.	446,405
23,150	Wal-Mart Stores, Inc.	1,241,998

		4,865,242

	Technology Services — 13.9%
4,450	Accenture plc, Class A	194,198
7,300	Adobe Systems, Inc.*	245,207
15,500	Automatic Data Processing, Inc.	672,080
1,375	Google, Inc., Class A*	722,480
7,800	International Business Machines Corp.	1,006,200
40,050	Microsoft Corp.	1,223,127
44,400	Oracle Corp.	1,147,296
12,000	Paychex, Inc.	367,200

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Technology Services — 13.9% (continued)
21,350	SAP AG ADR	$1,013,057
26,000	Teradata Corp.*	755,820

		7,346,665

	Transportation — 4.1%
11,500	Canadian Pacific Railway Ltd.	676,890
15,800	Norfolk Southern Corp.	937,414
6,950	Union Pacific Corp.	525,837

		2,140,141

	Utilities — 0.4%
4,800	PG&E Corp.	210,240

	Total Common Stocks (Cost $46,071,835)	51,867,971

	MONEY MARKET FUND — 2.0%
1,049,165	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,049,165)	1,049,165

	Total Investments — 100.3% (Cost $47,121,000)	52,917,136

	Liabilities Less Other Assets — (0.3)%	(184,316)

	Net Assets — 100.0%	$52,732,820

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
Note:

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Pegasus Mid Cap FundTM
Management Overview

Portfolio Manager: Ryan Kelley, CFA

Over the last 6 months, how did the Fund perform and what factors contributed to this performance?

For the six month period ended April 30, 2010, the Investor Class of the FBR Pegasus Mid Cap FundTM returned 18.32%. This compares to the Russell Midcap® Index and the Morningstar Mid Cap Blend category average which over the same time period returned 24.93% and 22.76%, respectively.

During this half year period, mid-cap stocks and small-cap stocks performed significantly better when compared to large-cap stocks. While the Russell Midcap® Index and the Russell 2000® Index (small-cap) returned 25% and 28% respectively, the Russell Top 200® Index (large-cap) rose only 14%.

Mid-cap stocks have shown unprecedented strong returns since the market crisis that began in the fall of 2008 with stocks bottoming in March of last year. Before returning 25% in the most recent six month period, the Russell Midcap® Index posted a 21% total return in the prior six month period. This strong performance of over 20% returns in two consecutive six month periods has never occurred since the index began in 1979. Additionally, in the past 31 years, only one twelve month period ending on April 30th showed better results than the most recent twelve months, and that was back in 1983.

We are disappointed that the FBR Pegasus Mid Cap FundTM lagged the market during the past six months. Our investment process is designed to create a portfolio of investments in companies with less leveraged balance sheets and historically strong business models at attractive valuations. Past performance analysis shows that the Fund often lags the index and its peer group during strong market rallies where lesser quality securities can have more dramatic increases in value than more stable ones. This same analysis shows the Fund has outperformed in more difficult market environments and in general. As such, while we are always disappointed to lag our benchmarks, we understand that maintaining our disciplined investment process can mean underperformance in certain periods.

Highlights from the six months ended April 30, 2010 include strong positive contributions from our financial services, consumer goods and industrial material exposure. Categories that added the least to our performance included telecommunications and utilities.

Portfolio manager comments on the Fund and the related investment outlook.

Our goal is to provide better than average risk-adjusted returns over a complete market cycle. We strive to provide relatively strong long-term returns for our shareholders while protecting against the downside. While we are disappointed with the prior six month period’s return relative to the benchmark, we believe that the Fund is well positioned over the longer term.

The FBR Funds

FBR Pegasus Mid Cap FundTM
Management Overview (continued)

The volatility in both the economy and the financial markets in the last year and a half was unprecedented. As the financial crisis abated and the recession waned in the first half of 2009, stocks in the Russell Midcap® Index began their two best consecutive six month periods since 1979, when the index began. Companies that are highly levered – levered to the recovering economy, levered to business cycles, those with highly leveraged balance sheets – saw their stocks recover the most as many of them had experienced precipitous declines during the financial crisis. Typically, we tend to avoid these types of cyclical, high-debt companies, and that contributed to our underperformance over the prior six months.

While we believe that the economic recovery continues to develop, fear and uncertainty has once again gripped the markets since its recent highs in late April of this year. The market’s rapid decline reflects certain investors’ continued worries about the global economy and the sovereign debt crisis primarily in the European Union, coupled with insecurity in the United States with regard to the economic recovery and political uncertainty, among other concerns. We believe that the FBR Pegasus Mid Cap FundTM will perform well in this environment. Our investment philosophy, process, and discipline remain intact, while we adapt to new opportunities and rapidly moving markets. We believe the Fund’s diversification, granularity, and quality stock investments will continue to provide solid returns for our shareholders with less volatility over a complete business cycle.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Pegasus Mid Cap FundTM

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. Russell Midcap Index(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2010(4)
		Annualized
		Since
	One Year	Inception(5)

FBR Pegasus Mid Cap FundTM Investor Class(1)(2)	39.04%	4.83%
FBR Pegasus Mid Cap FundTM I Class(2)	39.15%	(0.07)%
Russell Midcap Index(1)(3)	50.83%	(1.75)%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption fees. If reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)

The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment. The performance of the index includes reinvested dividends, and does not reflect sales charges or expenses.

(2)

FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 31% of the total market capitalization of the Russell 1000 Index.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	The inception date for the Investor Class is February 28, 2007 and the inception date for the I Class is May 30, 2008. The index return is for the period beginning February 28, 2007.

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Finance	19.8%
Technology Services	8.5%
Retail Trade	8.5%
Health Technology	8.0%
Producer Manufacturing	8.0%
Consumer Non-Durables	6.6%
Commercial Services	5.6%
Process Industries	4.8%
Electronic Technology	4.8%
Industrial Services	4.4%
Consumer Durables	3.7%
Consumer Services	3.2%
Energy Minerals	3.0%
Utilities	3.0%
Non-Energy Minerals	1.7%
Distribution Services	1.5%
Communications	1.2%
Transportation	0.8%
Health Services	0.5%

Cash	2.4%

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 98.7%
	Commercial Services — 5.6%
10,060	Copart, Inc.*	$359,042
6,850	Equifax, Inc.	230,160
4,447	FactSet Research Systems, Inc.	334,503
15,750	SEI Investments Co.	353,745

		1,277,450

	Communications — 1.2%
7,850	Telephone and Data Systems, Inc.	272,081

	Consumer Durables — 3.8%
35,793	Activision Blizzard, Inc.	396,587
19,824	Mattel, Inc.	456,943

		853,530

	Consumer Non-Durables — 6.7%
8,162	Alberto-Culver Co.	235,066
9,150	Hansen Natural Corp.*	403,332
2,925	Ralcorp Holdings, Inc.*	194,659
14,375	Tyson Foods, Inc., Class A	281,606
4,629	V.F. Corp.	400,038

		1,514,701

	Consumer Services — 3.3%
3,575	Apollo Group, Inc., Class A*	205,241
18,475	Burger King Holdings, Inc.	389,823
1,450	ITT Educational Services, Inc.*	146,638

		741,702

	Distribution Services — 1.5%
18,825	Ingram Micro, Inc., Class A*	341,862

	Electronic Technology — 4.8%
2,925	Alliant Techsystems, Inc.*	236,662
5,675	Dolby Laboratories, Inc., Class A*	389,986
9,775	FLIR Systems, Inc.*	299,017
7,350	Synopsys, Inc.*	166,918

		1,092,583

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Energy Minerals — 3.1%
3,727	Energen Corp.	$182,138
2,925	Newfield Exploration Co.*	170,206
5,375	Pioneer Natural Resources Co.	344,699

		697,043

	Finance — 20.0%
3,600	Allied World Assurance Company Holdings Ltd.	156,852
9,070	Annaly Capital Management, Inc.	153,737
2,200	Bank of Hawaii Corp.	116,336
4,540	Capitol Federal Financial	171,113
5,425	Comerica, Inc.	227,850
2,730	Commerce Bancshares, Inc.	113,077
15,100	Fifth Third Bancorp	225,141
7,200	Hospitality Properties Trust	190,728
25,825	Hudson City Bancorp, Inc.	343,472
38,650	KeyCorp.	348,623
2,596	M&T Bank Corp.	226,761
30,400	Marshall & Ilsley Corp.	276,640
13,685	New York Community Bancorp, Inc.	225,392
13,850	People’s United Financial, Inc.	215,090
6,875	Raymond James Financial, Inc.	210,650
39,000	Regions Financial Corp.	344,760
7,986	T. Rowe Price Group, Inc.	459,275
7,800	The Hanover Insurance Group, Inc.	351,390
5,850	Zions Bancorp.	168,070

		4,524,957

	Health Services — 0.5%
2,330	Lincare Holdings, Inc.*	108,788

	Health Technology — 8.1%
3,746	C.R. Bard, Inc.	324,141
13,050	Endo Pharmaceuticals Holdings, Inc.*	285,795
9,738	Forest Laboratories, Inc.*	265,458
6,995	Pall Corp.	272,735
4,785	Techne Corp.	317,006
6,639	Varian Medical Systems, Inc.*	374,307

		1,839,442

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Industrial Services — 4.4%
4,500	Atwood Oceanics, Inc.*	$163,845
4,635	Ensco International PLC ADR	218,679
8,140	Helmerich & Payne, Inc.	330,647
3,487	Pride International, Inc.*	105,761
5,950	Rowan Companies, Inc.*	177,310

		996,242

	Non-Energy Minerals — 1.7%
11,475	Compania de Minas Buenaventura S.A.A. ADR	377,413

	Process Industries — 4.9%
4,972	Bunge Ltd.	263,267
6,975	Ecolab, Inc.	340,659
4,934	Sigma-Aldrich Corp.	292,586
2,350	The Lubrizol Corp.	212,299

		1,108,811

	Producer Manufacturing — 8.1%
3,753	Cummins, Inc.	271,079
4,850	Hubbell, Inc., Class B	225,380
3,850	Joy Global, Inc.	218,718
1,194	Kubota Corp. ADR	52,226
6,230	Magna International, Inc., Class A*	409,062
1,675	Mettler-Toledo International, Inc.*	210,179
7,412	Roper Industries, Inc.	452,280

		1,838,924

	Retail Trade — 8.5%
8,265	Abercrombie & Fitch Co., Class A	361,428
27,549	American Eagle Outfitters, Inc.	463,099
10,145	Big Lots, Inc.*	387,539
7,425	BJ’s Wholesale Club, Inc.*	284,229
9,035	Tiffany & Co.	438,017

		1,934,312

	Technology Services — 8.6%
6,250	Amdocs Ltd.*	199,625
12,833	Check Point Software Technologies Ltd.*	457,111

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Technology Services — 8.6% (continued)
2,300	Cognizant Technology Solutions Corp., Class A*	$117,714
9,100	Global Payments, Inc.	389,571
13,375	Jack Henry & Associates, Inc.	341,330
3,150	NetEase.com, Inc. ADR*	109,841
11,175	Paychex, Inc.	341,955

		1,957,147

	Transportation — 0.9%
3,600	Tidewater, Inc.	192,996

	Utilities — 3.0%
6,600	Ameren Corp.	171,336
4,600	Constellation Energy Group, Inc.	162,610
7,550	Westar Energy, Inc.	178,859
7,973	Xcel Energy, Inc.	173,413

		686,218

	Total Common Stocks (Cost $20,193,087)	22,356,202

	MONEY MARKET FUND — 2.4%
545,179	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $545,179)	545,179

	Total Investments — 101.1% (Cost $20,738,266)	22,901,380

	Liabilities Less Other Assets — (1.1)%	(250,593)

	Net Assets — 100.0%	$22,650,787

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Pegasus Small Cap FundTM
Management Overview

Portfolio Manager: Robert Barringer, CFA®

Over the last 6 months, how did the Fund perform and what factors contributed to this performance?

For the six month period ended April 30, 2010, the Investor Class of the FBR Pegasus Small Cap FundTM returned 25.03%. This compares to the Russell 2000 Index and the Morningstar Small Blend Category, which returned 28.17% and 26.27%, for the same period respectively.

Portfolio manager comments on the Fund and the related investment outlook.

Through this six month period, the U.S. stock market performed well, with some sectors in particular leading the way, including financials, consumer discretionary and materials. The strong move the market has experienced since the March 2009 low was supported by the easing of fears of a global recession, increased liquidity and earnings support. However, as I write this piece at the beginning of June, a confluence of negative factors has arrived on the global economic scene and caused investors to question the sustainability of the global economic recovery and stocks to retrace much of what they had gained year to date.

The Greek debt crisis caused investors to become nervous about a potential contagion that could spread across other European countries and precipitated a flight to safety from investors. In addition, the BP oil spill in the Gulf of Mexico caused the largest environmental disaster in US history and caused the government to put a six month moratorium on offshore drilling. Lastly, some of the more recent consumer data seemed to suggest a slowdown in what is the single biggest driver of GDP, consumer spending. Much of what has transpired recently in the small cap universe has to do with fear of a slow paced recovery or even deterioration in the domestic and global economies.

Typically, small cap companies have greater stock price volatility than large cap companies, as small cap companies are perceived to be relatively riskier owing to a number of factors, including being less global and having less overall revenue diversification. The perception is also that smaller companies have lower access to capital and generally have better balance sheets.

However, for small cap companies, lower international exposure may be a positive as many international economies are experiencing problems as or more severe than the U.S. As far as strength of balance sheets and access to capital, many small cap companies have superior balance sheets versus their larger brethren and can access the capital markets when needed. For example, your average small cap financial company is domestically focused and on average has better capital ratios than its larger brethren. In addition, our investment process

The FBR Funds

FBR Pegasus Small Cap FundTM
Management Overview (continued)

leads us to invest in those companies with better balance sheets specifically, attractive business models and valuations. We will be looking to use this period of volatility to invest in those higher quality small-cap companies that had previously been too expensive according to our investment criteria.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Pegasus Small Cap FundTM

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. Russell 2000 Index(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2010(4)
		Annualized
		Since
	One Year	Inception(5)

FBR Pegasus Small Cap FundTM Investor Class(1)(2)	44.65%	5.75%
FBR Pegasus Small Cap FundTM I Class(2)	44.96%	3.87)%
Russell 2000 Index(1)(3)	48.95%	(1.77)%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption fees. If reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)

The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment. The performance of the index includes reinvested dividends, and does not reflect sales charges or expenses.

(2)

FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.
(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	The inception date for the Investor Class is February 28, 2007 and the inception date for the I Class is May 30, 2008. The index return is for the period beginning February 28, 2007.

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Finance	31.0%
Retail Trade	10.8%
Electronic Technology	7.6%
Technology Services	7.0%
Producer Manufacturing	7.0%
Consumer Non-Durables	5.8%
Industrial Services	5.4%
Transportation	4.6%
Non-Energy Minerals	3.4%
Consumer Services	2.7%
Consumer Durables	2.5%
Distribution Services	2.1%
Process Industries	1.9%
Commercial Services	1.6%
Utilities	1.4%
Health Services	1.4%
Health Technology	1.3%
Energy Minerals	1.1%

Cash	1.4%

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 96.9%
	Commercial Services — 1.6%
5,700	Lamar Advertising Co., Class A*	$212,154

	Consumer Durables — 2.5%
5,400	Lennar Corp., Class A	107,460
2,800	Snap-On, Inc.	134,904
1,900	Tupperware Brands Corp.	97,033

		339,397

	Consumer Non-Durables — 5.7%
7,000	Del Monte Foods Co.	104,580
1,550	Lancaster Colony Corp.	85,203
2,800	NBTY, Inc.*	113,904
4,600	Skechers U.S.A., Inc., Class A*	176,410
2,200	TreeHouse Foods, Inc.*	93,038
6,500	Wolverine World Wide, Inc.	198,965

		772,100

	Consumer Services — 2.7%
5,400	Ameristar Casinos, Inc.	101,682
3,100	Catalyst Health Solutions, Inc.*	131,161
6,070	Rollins, Inc.	132,022

		364,865

	Distribution Services — 2.0%
11,300	Pool Corp.	277,189

	Electronic Technology — 7.5%
4,550	ADTRAN, Inc.	121,804
12,000	ARRIS Group, Inc.*	147,480
3,500	Cymer, Inc.*	119,525
9,800	Emulex Corp.*	115,150
8,400	International Rectifier Corp.*	193,368
6,150	Polycom, Inc.*	200,182
6,250	QLogic Corp.*	121,063

		1,018,572

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Energy Minerals — 1.0%
3,800	Arena Resources, Inc.*	$140,334

	Finance — 30.5%
9,500	American Equity Investment Life Holding Co.	99,940
4,435	American Financial Group, Inc.	130,522
4,000	Arthur J. Gallagher & Co.	105,080
30,800	Ashford Hospitality Trust, Inc.*	286,440
9,200	Associated Banc-Corp.	133,676
13,000	Astoria Financial Corp.	209,820
1,950	City National Corp.	121,446
24,758	DiamondRock Hospitality Co.*	272,090
5,000	East West Bancorp, Inc.	97,950
3,650	First American Financial Corp.	126,181
1,300	First Citizens BancShares, Inc., Class A	267,800
13,200	First Niagara Financial Group, Inc.	183,480
10,600	Fulton Financial Corp.	111,300
18,000	Huntington Bancshares, Inc.	121,860
4,150	IBERIABANK Corp.	255,806
10,900	LaSalle Hotel Properties	287,215
12,300	MBIA, Inc.*	117,834
9,000	MGIC Investment Corp.*	93,870
5,275	optionsXpress Holdings, Inc.*	93,631
30,000	Popular, Inc.*	118,200
9,300	PrivateBancorp, Inc.	133,176
4,800	Protective Life Corp.	115,536
19,300	Susquehanna Bancshares, Inc.	210,370
17,800	The PMI Group, Inc.*	92,738
8,300	Webster Financial Corp.	171,976
6,400	Zions Bancorp.	183,872

		4,141,809

	Health Services — 1.3%
1,700	Computer Programs and Systems, Inc.	76,602
2,250	Lincare Holdings, Inc.*	105,053

		181,655

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Health Technology — 1.3%
6,000	American Medical Systems Holdings, Inc.*	$107,520
4,000	Biovail Corp.	68,000

		175,520

	Industrial Services — 5.3%
5,500	Atwood Oceanics, Inc.*	200,255
5,900	Dresser-Rand Group, Inc.*	208,152
4,700	GulfMark Offshore, Inc., Class A*	162,009
14,400	Hercules Offshore, Inc.*	57,024
3,300	Rowan Companies, Inc.*	98,340

		725,780

	Non-Energy Minerals — 3.4%
3,700	AK Steel Holding Corp.	61,975
6,100	Century Aluminum Co.*	82,228
7,500	Horsehead Holding Corp.*	89,100
2,400	Kaiser Aluminum Corp.	96,456
2,400	Schnitzer Steel Industries, Inc., Class A	129,600

		459,359

	Process Industries — 1.8%
7,550	GrafTech International Ltd.*	127,293
4,000	The Valspar Corp.	125,280

		252,573

	Producer Manufacturing — 6.9%
3,625	A.O. Smith Corp.	187,159
2,300	Acuity Brands, Inc.	103,983
3,000	Armstrong World Industries, Inc.*	130,650
3,410	Carlisle Companies, Inc.	128,659
4,500	General Cable Corp.*	128,565
2,350	Lincoln Electric Holdings, Inc.	140,859
3,500	Simpson Manufacturing Company, Inc.	118,965

		938,840

	Retail Trade — 10.6%
9,000	Cabela’s, Inc.*	163,440
8,200	Foot Locker, Inc.	125,870

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Retail Trade — 10.6% (continued)
9,500	HOT Topic, Inc.	$72,580
3,750	Jos. A. Bank Clothiers, Inc.*	228,225
4,200	RadioShack Corp.	90,510
6,900	Signet Jewelers Ltd.*	220,938
5,300	The Buckle, Inc.	191,754
2,625	The Gymboree Corp.*	128,966
3,700	The Men’s Wearhouse, Inc.	87,431
4,400	Williams-Sonoma, Inc.	126,720

		1,436,434

	Technology Services — 6.9%
6,500	Jack Henry & Associates, Inc.	165,880
5,820	MICROS Systems, Inc.*	216,271
2,400	MicroStrategy, Inc., Class A*	183,840
3,350	Solera Holdings, Inc.	130,215
1,550	Sybase, Inc.*	67,239
14,900	TIBCO Software, Inc.*	169,860

		933,305

	Transportation — 4.5%
19,000	AirTran Holdings, Inc.*	100,320
6,400	Genesee & Wyoming, Inc., Class A*	250,240
15,000	JetBlue Airways Corp.*	83,850
7,800	US Airways Group, Inc.*	55,146
5,250	Werner Enterprises, Inc.	117,705

		607,261

	Utilities — 1.4%
5,100	Portland General Electric Co.	101,388
2,700	UniSource Energy Corp.	89,964

		191,352

	Total Common Stocks (Cost $11,395,593)	13,168,499

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	MONEY MARKET FUND — 1.3%
180,942	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $180,942)	$180,942

	Total Investments — 98.2% (Cost $11,576,535)	13,349,441

	Other Assets Less Liabilities — 1.8%	243,794

	Net Assets — 100.0%	$13,593,235

*	Non-income producing security
Note:

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Management Overview

Portfolio Manager: Robert Barringer, CFA®

Over the last 6 months, how did the Fund perform and what factors contributed to this performance?

For the six months ended April 30, 2010, the Investor Class of the FBR Pegasus Small Cap Growth Fund returned 17.66%. This compares to the Morningstar Small Cap Growth Fund Index and the Russell 2000 Growth Index, which returned 24.75% and 25.49%, for the same period respectively.

The biggest contributor to the Fund’s performance was the materials sector, with the outperformance being accomplished through specific stock picks. In particular, the two biggest detractors from performance in this time period were technology and consumer discretionary, with the underperformance coming from individual stock picks within those sectors. The underperformance during this time frame can be attributed to some degree on a recovery in those sectors, industries and companies that are more cyclical, lower margin and more highly levered. In this sense, this period has not been one which would typically play to our strength.

Portfolio manager comments on the Fund and the related investment outlook.

Through this six month period, the U.S. stock market performed well, with some sectors in particular leading the way, including consumer discretionary, consumer staples and healthcare. The strong upward move the market has experienced since the March 2009 low was supported by the easing of fears of a global recession, increased liquidity and earnings support. As mentioned, many companies that performed well are outside of the profile of the type of company we would invest in, such as those companies that use a fair amount of debt to finance their operations. However, as I write this piece at the beginning of June, a confluence of negative factors has arrived on the global economic scene and caused investors to question the sustainability of the global economic recovery and stocks to retrace much of what they had gained year to date.

The Greek debt crisis caused investors to become nervous about a potential contagion that could spread across other European countries and precipitated a flight to safety from investors. In addition, the BP oil spill in the Gulf of Mexico caused the largest environmental disaster in U.S. history and caused the government to put a six month moratorium on offshore drilling. Lastly, some of the more recent consumer data seemed to suggest a slowdown in what is the single biggest driver of GDP, consumer spending. Much of what has transpired recently in the small cap universe has to do with fear of a slow paced recovery or even deterioration in the domestic and global economies.

Typically, small cap companies have greater stock price volatility than large cap companies, as small cap companies are perceived to be relatively riskier owing to a number of factors, including being less global and having less overall revenue diversification. The perception

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Management Overview (continued)

is also that smaller companies have lower access to capital and generally have better balance sheets.

However, for small cap companies, lower international exposure may be a positive as many international economies are experiencing problems as or more severe than the U.S. As far as strength of balance sheets and access to capital, many small cap companies have superior balance sheets versus their larger brethren and can access the capital markets when needed. For example, your average small cap financial company is domestically focused and on average has better capital ratios than its larger brethren. In addition, our investment process leads us to invest in those companies with better balance sheets specifically, attractive business models and valuations. We will be looking to use this period of volatility to invest in those higher quality small-cap growth companies that had previously been too expensive according to our investment criteria.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Pegasus Small Cap Growth FundTM

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. Russell 2000 Growth Index(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2010(4)
			Annualized
		Annualized	Since
	One Year	Five Year	Inception(5)

FBR Pegasus Small Cap Growth FundTM Investor Class(1)(2)	36.03%	8.46%	3.72%
FBR Pegasus Small Cap Growth FundTM I Class(2)(6)	36.28%	N/A	0.16%
FBR Pegasus Small Cap Growth FundTM R Class(2)(6)	35.61%	N/A	(0.31)%
NASDAQ Composite Index(1)(3)	44.66%	5.99%	3.01%
Russell 2000 Growth Index(1)(3)	45.20%	6.06%	5.82%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of redemption fees and if reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown includes fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period January 20, 2004 (commencement of investment operations) through April 30, 2010.
(6)	For the period May 30, 2008 (inception of share class) through April 30, 2010.

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Finance	19.5%
Electronic Technology	11.8%
Consumer Services	11.2%
Technology Services	6.9%
Consumer Non-Durables	6.6%
Health Technology	6.6%
Retail Trade	6.3%
Commercial Services	5.7%
Transportation	5.2%
Health Services	5.0%
Industrial Services	3.1%
Consumer Durables	3.1%
Process Industries	2.2%
Producer Manufacturing	2.1%
Non-Energy Minerals	1.7%
Energy Minerals	1.5%
Distribution Services	1.1%

Cash	0.4%

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 97.4%
	Commercial Services — 5.6%
10,622	Corrections Corporation of America*	$220,088
1,825	FactSet Research Systems, Inc.	137,276
16,296	Korn/Ferry International*	264,158
11,990	Morningstar, Inc.*	563,650
2,300	Towers Watson & Co., Class A	110,400
9,110	Wright Express Corp.*	309,467

		1,605,039

	Consumer Durables — 3.0%
9,400	Fossil, Inc.*	365,660
8,400	Polaris Industries, Inc.	497,028

		862,688

	Consumer Non-Durables — 6.4%
3,900	Deckers Outdoor Corp.*	548,262
18,788	Lance, Inc.	435,506
9,400	Steven Madden, Ltd.*	544,824
9,575	Under Armour, Inc., Class A*	323,156

		1,851,748

	Consumer Services — 11.0%
13,700	Bally Technologies, Inc.*	631,844
11,000	Catalyst Health Solutions, Inc.*	465,410
1,000	Chipotle Mexican Grill, Inc.*	134,910
43,000	Orient-Express Hotels Ltd., Class A*	586,950
3,700	Panera Bread Co., Class A*	288,378
30,900	Penn National Gaming, Inc.*	956,664
5,000	Rollins, Inc.	108,750

		3,172,906

	Distribution Services — 1.1%
9,754	Owens & Minor, Inc.	306,763

	Electronic Technology — 11.5%
31,200	ATMI, Inc.*	565,656
75,000	Brocade Communications Systems, Inc.*	486,750
42,000	Emulex Corp.*	493,500

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Electronic Technology — 11.5% (continued)
11,900	Lexmark International, Inc., Class A*	$440,895
13,900	Polycom, Inc.*	452,445
19,525	QLogic Corp.*	378,199
41,000	Teradyne, Inc.*	501,430

		3,318,875

	Energy Minerals — 1.5%
5,700	Atlas Energy, Inc.*	205,656
11,600	Brigham Exploration Co.*	226,316

		431,972

	Finance — 19.1%
944	Alleghany Corp.*	280,371
93,500	Conseco, Inc.*	551,650
10,000	Danvers Bancorp, Inc.	163,500
7,500	IBERIABANK Corp.	462,300
3,407	Investors Title Co.	110,728
31,000	Janus Capital Group, Inc.	436,480
13,000	MGIC Investment Corp.*	135,590
17,384	Montpelier Re Holdings Ltd.	288,574
13,100	Radian Group Inc.	185,889
63,200	Sunstone Hotel Investors, Inc.*	804,536
48,000	Susquehanna Bancshares, Inc.	523,200
7,088	Tejon Ranch Co.*	203,851
7,500	The St. Joe Co.*	247,800
24,610	UDR, Inc.	499,829
828	Wesco Financial Corp.	313,853
827	White Mountains Insurance Group, Ltd.	284,157

		5,492,308

	Health Services — 4.9%
3,700	Emergency Medical Services Corp., Class A*	195,656
22,000	Health Grades, Inc.*	154,220
12,800	Pharmaceutical Product Development, Inc.	352,000
97,616	Tenet Healthcare Corp.*	610,100
3,900	VCA Antech, Inc.*	110,994

		1,422,970

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Health Technology — 6.4%
19,100	BioMarin Pharmaceutical Inc.*	$446,367
32,100	Bruker Corp.*	490,809
3,000	Gen-Probe, Inc.*	142,170
12,800	Impax Laboratories, Inc.*	231,680
3,350	Kinetic Concepts, Inc.*	145,055
4,375	Techne Corp.	289,844
10,700	VIVUS, Inc.*	109,033

		1,854,958

	Industrial Services — 3.0%
20,612	Atwood Oceanics, Inc.*	750,483
750	Core Laboratories N.V.	112,417
1	Kinder Morgan Management, LLC*	59

		862,959

	Non-Energy Minerals — 1.7%
8,850	Schnitzer Steel Industries, Inc., Class A	477,900

	Process Industries — 2.2%
5,784	NewMarket Corp.	636,240

	Producer Manufacturing — 2.0%
11,600	Robbins & Myers, Inc.	300,556
16,814	Tredegar Corp.	286,847

		587,403

	Retail Trade — 6.2%
15,200	Aèropostale, Inc.*	441,408
9,660	J. Crew Group, Inc.*	448,901
20,000	PetMed Express, Inc.	442,800
18,299	PriceSmart, Inc.	455,279

		1,788,388

	Technology Services — 6.7%
17,877	Jack Henry & Associates, Inc.	456,221
17,895	MICROS Systems, Inc.*	664,978
3,300	MicroStrategy, Inc., Class A*	252,780

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Technology Services — 6.7% (continued)
2,575	Open Text Corp.*	$108,536
11,850	Solera Holdings, Inc.	460,610

		1,943,125

	Transportation — 5.1%
12,875	Genesee & Wyoming, Inc., Class A*	503,413
35,900	Heartland Express, Inc.	593,786
17,150	Knight Transportation, Inc.	365,123

		1,462,322

	Total Common Stocks (Cost $25,997,423)	28,078,564

	MONEY MARKET FUND — 0.4%
116,548	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $116,548)	116,548

	Total Investments — 97.8% (Cost $26,113,971)	28,195,112

	Other Assets Less Liabilities — 2.2%	642,032

	Net Assets — 100.0%	$28,837,144

*	Non-income producing security
LLC	Limited Liability Company

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Focus Fund
Management Overview

Portfolio Managers: David Rainey, CFA, Brian Macauley, CFA and Ira Rothberg, CFA

Over the last 6 months, how did the Fund perform and what factors contributed to this performance?

For the six month period ended April 30, 2010, the Investor Class of the FBR Focus Fund returned 23.54%. This compares to the Russell 2000 Index and the S&P 500 Index which over the same time period returned 28.17% and 15.66%, respectively.

The Fund’s favorable absolute returns were a result of improved business prospects for its key holdings, owed to a better overall economic outlook and company specific developments. Leading contributors to the Fund’s performance were 99 Cents Only Stores (NYSE Symbol: NDN), Lamar Advertising (Nasdaq Symbol: LAMR), O’Reilly Automotive (Nasdaq Symbol: ORLY), and Penn National Gaming (Nasdaq Symbol: PENN). Leading detractors from the Fund’s performance were Dynamex (Nasdaq Symbol: DDMX) and Iron Mountain (NYSE Symbol: IRM).

We invest with a long-term time horizon and encourage shareholders to do the same. Despite the discussion of six-month results referenced above, we encourage investors to evaluate the Fund’s performance over three-, five-, and ten-year periods since shorter time frames can be influenced by many transitory issues unrelated to the intrinsic worth of the Fund’s holdings. Long term performance metrics for the Fund can be found in the table below.

Portfolio managers’ comments on the Fund and the related investment outlook.

Over the past few months, the financial headlines have been focused on the potential for sovereign debt defaults in Greece, other European countries and elsewhere around the world. The central concern is that excessive government debt levels will necessitate austerity plans that will hinder or even stall the global economic recovery. The major U.S. market indices have reacted negatively to this news, declining from recent highs set in April.

All investors face the challenge of how to react to various macroeconomic concerns that emerge on a fairly regular basis. Most often these concerns prove irrelevant with the passage of time, but occasionally they manifest in damage to the real economy and corporate profits. Our general viewpoint is that it is extraordinarily difficult to make money by placing bets on macroeconomic events. The world is too complicated with too many moving parts to have this be a consistently profitable exercise. Experience has taught us that we are most effective when building the portfolio one security at a time.

As long-term investors, we fully expect that our portfolio will face turbulent economic times at various points during our investment horizon. So we prepare for this eventuality, not by selling all our stocks at the first signs of trouble, nor by rotating our portfolio into more conservative sectors, but rather by owning companies with a wide “margin of safety”. By this we mean companies with the business model and balance sheet to survive and thrive in many economic environments, owned at attractive valuations so that we are well protected from both company specific and macroeconomic risks.

The FBR Funds

FBR Focus Fund
Management Overview (continued)

We think the Fund’s portfolio is constructed with a good margin of safety. In fact, we think that many of the Fund’s largest holdings are well positioned to grow cash earnings per share at a double digit clip over the next several years regardless of the rate of economic recovery. These companies have their own profit drivers that are largely independent of the overall economy, i.e. American Tower (12.0% of assets*) is driven by the adoption of data intensive smart phones such as iPhone, Droid, and Blackberry, O’Reilly (10.3% of assets*) is driven by its ability to further integrate the CSK acquisition, and 99 Cents Only Stores (9.4% of assets*) is driven by its continued success in an operational turnaround.

This recent market swoon is not without benefits. We used the market volatility to add two brand new companies to the portfolio at prices that we consider very attractive. These new positions replaced less attractive holdings and improved the overall portfolio profile. We look forward to sharing more detail about the new holdings in the near future once we have completed our purchases.

* Net as of April 30, 2010

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Focus Fund

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. Russell 2000 Index(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2010(4)
				Annualized
		Annualized	Annualized	Since
	One Year	Five Year	Ten Year	Inception(5)

FBR Focus Fund Investor Class(1)(2)	33.79%	7.48%	11.77%	N/A
FBR Focus Fund I Class(2)(5)	34.18%	N/A	N/A	3.32%
FBR Focus Fund R Class(2)(5)	33.20%	N/A	N/A	2.23%
Russell 2000 Index(1)(3)	48.95%	5.74%	4.91%	(0.53)%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of redemption fees and if reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment. The performance of the index includes reinvested dividends, and does not reflect sales charges or expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.
(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period May 30, 2008 (inception of share class) through April 30, 2010.

The FBR Funds

FBR Focus Fund
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Retail Trade	28.5%
Finance	19.2%
Consumer Services	20.2%
Communications	12.0%
Commercial Services	8.6%
Producer Manufacturing	5.7%
Transportation	2.0%
Distribution Services	1.3%

Cash	2.5%

The FBR Funds

FBR Focus Fund
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 97.7%
	Commercial Services — 8.6%
1,771,440	Lamar Advertising Co., Class A*	$65,932,997
4,990	Morningstar, Inc.*	234,580

		66,167,577

	Communications — 12.0%
2,261,000	American Tower Corp., Class A*	92,271,410

	Consumer Services — 20.2%
1,549,000	Bally Technologies, Inc.*	71,439,880
119,410	Choice Hotels International, Inc.	4,335,777
2,559,420	Penn National Gaming, Inc.*	79,239,643

		155,015,300

	Distribution Services — 1.4%
422,000	Pool Corp.	10,351,660

	Finance — 19.3%
1,875,512	AmeriCredit Corp.*	44,899,757
4,000	Berkshire Hathaway, Inc., Class B*	308,000
776,913	Encore Capital Group, Inc.*	17,876,768
187,000	Markel Corp.*	71,591,080
125,000	T. Rowe Price Group, Inc.	7,188,750
185,200	The Charles Schwab Corp.	3,572,508
173,137	White River Capital, Inc.	2,522,606

		147,959,469

	Producer Manufacturing — 5.7%
730,160	American Woodmark Corp.	16,873,998
800,000	Simpson Manufacturing Company, Inc.	27,192,000

		44,065,998

	Retail Trade — 28.5%
4,660,963	99 Cents Only Stores*	72,338,146
2,737,088	CarMax, Inc.*	67,250,252
1,622,076	O’Reilly Automotive, Inc.*	79,303,296

		218,891,694

The FBR Funds

FBR Focus Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Transportation — 2.0%
871,856	Dynamex, Inc.*	$15,423,133

	Total Common Stocks (Cost $410,366,877)	750,146,241

	MONEY MARKET FUND — 2.5%
19,004,961	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $19,004,961)	19,004,961

	Total Investments — 100.2% (Cost $429,371,838)	769,151,202

	Liabilities Less Other Assets — (0.2)%	(1,409,218)

	Net Assets — 100.0%	$767,741,984

*	Non-income producing security
Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Large Cap Financial Fund
Management Overview

Portfolio Manager: David Ellison

Over the last 6 months, how did the Fund perform and what factors contributed to this performance?

For the six-month period ended April 30, 2010, the Investor Class of the FBR Large Cap Financial Fund returned 18.40%. This compares to the Philadelphia Bank Index, the S&P 500 Index and the Morningstar Specialty-Financial Category average, which returned 32.57%, 15.66% and 15.66% for the same period respectively.

After over two years of struggles for the financial industry, the last six months saw some hints of recovery and with it has come better performance from financial stocks and the Fund.

The performance of the Fund has been primarily driven by signs of a stabilizing economy. The economy looks to have improved since the beginning of 2010. Home sales and prices appear to have stabilized. Commercial real estate remains troubled but within expectations. Government policies to promote and stabilize economic growth are generally working. Interest rates remain favorable. Growth in bad loans is at least slowing and at best declining.

This recession has been very difficult for the industry due to declines in real estate related asset prices combined with a decline in economic activity. This had made loan payments difficult for borrowers with lost income or reduced rents. Almost all of the losses in the industry since 2007 can be attributed to the carrying cost and write off of bad loans. As a result, I expect most of the recovery in earnings for the industry to be attributed to declines in bad loans and the related expenses.

Portfolio manager comments on the Fund and the related investment outlook.

The Fund is positioned to benefit from improved economic conditions. I believe companies in the Fund are working very hard to reduce bad loan exposure, improve new loan underwriting standards, improve operating efficiency, cut costs where possible, build capital and liquidity, adjust to compliance and accounting changes, look for accretive acquisitions and get back to profitability.

I expect the work being done NOW by these companies will bear fruit over the next three to five years. The fruit will be in the form of a return to earnings, safer balance sheets, reduced leverage and less overall complexity in the system. I expect the stocks to follow

The FBR Funds

FBR Large Cap Financial Fund
Management Overview (continued)

this improvement. With the industry poised for recovery, it is my goal to keep the Fund positioned to maximize this trend. However, with the timing and pace of this recovery uncertain, your patience is required.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Large Cap Financial Fund

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. S&P 500 Index(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2010(4)
		Annualized	Annualized
	One Year	Five Year	Ten Year

FBR Large Cap Financial Fund Investor Class(1)(2)	50.20%	2.73%	8.53%
S&P 500 Index(1)(3)	38.84%	2.63%	(0.19)%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of redemption fees and if reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment. The performance of the index includes reinvested dividends, and does not reflect sales charges or expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Major Banks	28.3%
Finance/Rental/Leasing	17.8%
Financial Conglomerates	13.4%
Regional Banks	8.1%
Finance	3.6%
Investment Banks/Brokers	6.2%
Savings Banks	5.7%
Life/Health Insurance	4.8%
Property/Casualty Insurance	4.5%
Investment Managers	3.4%
Hotels/Resorts/Cruiselines	0.7%
Real Estate Investment Trusts	0.2%

Cash	3.3%

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 97.4%
	Finance — 3.6%
205,000	Regions Financial Corp.	$1,812,200

	Finance/Rental/Leasing — 17.9%
47,000	Capital One Financial Corp.	2,040,270
52,000	CIT Group, Inc.*	2,111,200
117,000	Discover Financial Services	1,808,820
6,000	MasterCard, Inc., Class A	1,488,240
17,000	Visa Inc., Class A	1,533,910

		8,982,440

	Financial Conglomerates — 13.5%
46,000	American Express Co.	2,121,520
475,000	Citigroup Inc.*	2,075,750
60,000	JPMorgan Chase & Co.	2,554,800

		6,752,070

	Hotels/Resorts/Cruiselines — 0.7%
10,000	Marriott International, Inc., Class A	367,600

	Investment Banks/Brokers — 6.2%
60,000	Morgan Stanley	1,813,200
9,000	The Goldman Sachs Group, Inc.	1,306,800

		3,120,000

	Investment Managers — 3.5%
40,000	State Street Corp.	1,740,000

	Life/Health Insurance — 4.8%
35,000	Genworth Financial, Inc., Class A*	578,200
38,000	MetLife, Inc.	1,732,040
5,000	Primerica, Inc.*	118,600

		2,428,840

	Major Banks — 28.5%
145,000	Bank of America Corp.	2,585,350
10,000	BB&T Corp.	332,400
17,000	Comerica, Inc.	714,000
315,000	Huntington Bancshares, Inc.	2,132,550

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Major Banks — 28.5% (continued)
50,000	KeyCorp	$451,000
57,000	SunTrust Banks, Inc.	1,687,200
36,000	The PNC Financial Services Group, Inc.	2,419,560
65,000	U.S. Bancorp	1,740,050
65,000	Wells Fargo & Co.	2,152,150

		14,214,260

	Property/Casualty Insurance — 4.5%
35,000	The Allstate Corp.	1,143,450
10,000	The Travelers Companies, Inc.	507,400
35,000	XL Capital Ltd., Class A	623,000

		2,273,850

	Real Estate Investment Trusts — 0.2%
10,000	Developers Diversified Realty Corp.	122,900

	Regional Banks — 8.2%
140,000	Fifth Third Bancorp	2,087,400
220,000	Marshall & Ilsley Corp.	2,002,000

		4,089,400

	Savings Banks — 5.8%
125,000	Hudson City Bancorp, Inc.	1,662,500
75,000	New York Community Bancorp, Inc.	1,235,250

		2,897,750

	Total Common Stocks (Cost $43,957,871)	48,801,310

	MONEY MARKET FUND — 3.3%
1,667,103	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,667,103)	1,667,103

	Total Investments — 100.7% (Cost $45,624,974)	50,468,413

	Liabilities Less Other Assets — (0.7)%	(353,552)

	Net Assets — 100.0%	$50,114,861

*	Non-income producing security

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Financial Fund
Management Overview

Portfolio Manager: David Ellison

Over the last 6 months, how did the Fund perform and what factors contributed to this performance?

For the six-month period ended April 30, 2010, the Investor Class of the FBR Small Cap Financial Fund returned 36.55%. This compares favorably to the NASDAQ Bank Index, Russell 2000 Index, and the Morningstar Specialty-Financial Category average which returned 20.81%, 28.17% and 15.66% for the same period respectively.

After over two years of struggles for the financial industry, the last six months saw some hints of recovery and with it has come better performance from financial stocks and the Fund.

The performance of the Fund has been primarily driven by signs of a stabilizing economy. The economy looks to have improved since the beginning of 2010. Home sales and prices appear to have stabilized. Commercial real estate remains troubled but within expectations. Government policies to promote and stabilize economic growth are generally working. Interest rates remain favorable. Growth in bad loans is at least slowing and at best declining.

This recession has been very difficult for the industry due to declines in real estate related asset prices combined with a decline in economic activity. This had made loan payments difficult for borrowers with lost income or reduced rents. Almost all of the losses in the industry since 2007 can be attributed to the carrying cost and write off of bad loans. As a result, I expect most of the recovery in earnings for the industry to be attributed to declines in bad loans and the related expenses.

Portfolio manager comments on the Fund and the related investment outlook.

The Fund is positioned to benefit from improved economic conditions. I believe companies in the Fund are working very hard to reduce bad loan exposure, improve new loan underwriting standards, improve operating efficiency, cut costs where possible, build capital and liquidity, adjust to compliance and accounting changes, look for accretive acquisitions and get back to profitability.

I expect the work being done NOW by these companies will bear fruit over the next three to five years. The fruit will be in the form of a return to earnings, safer balance sheets, reduced leverage and less overall complexity in the system. I expect the stocks to follow

The FBR Funds

FBR Small Cap Financial Fund
Management Overview (continued)

this improvement. With the industry poised for recovery, it is my goal to keep the fund positioned to maximize this trend. However, with the timing and pace of this recovery uncertain, your patience is required.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Small Cap Financial Fund

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. Russell 2000 Index(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2010(4)
				Annualized
		Annualized	Annualized	Since
	One Year	Five Year	Ten Year	Inception(5)

FBR Small Cap Financial Fund Investor Class(1)(2)	55.73%	5.50%	14.86%	N/A
FBR Small Cap Financial Fund I Class(2)(5)	55.82%	N/A	N/A	21.23%
FBR Small Cap Financial Fund R Class(2)(5)	54.65%	N/A	N/A	20.03%
Russell 2000 Index(1)(3)	48.95%	(5.74)%	4.91%	(0.53)%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of redemption fees and if reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment. The performance of the index includes reinvested dividends, and does not reflect sales charges or expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.
(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period May 30, 2008 (inception of share class) through April 30, 2010.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Regional Banks	29.3%
Savings Banks	27.8%
Real Estate Investment Trusts	7.6%
Specialty Insurance	6.2%
Major Banks	4.0%
Homebuilding	3.1%
Investment Managers	2.1%
Life/Health Insurance	2.0%
Miscellaneous Commercial Services	1.9%
Financial Conglomerates	1.8%
Finance/Rental/Leasing	1.6%
Investment Trusts/Mutual Funds	1.1%
Property/Casualty Insurance	0.9%
Data Processing Services	0.7%

Cash	9.9%

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 92.1%
	Data Processing Services — 0.7%
30,000	Alliance Data Systems Corp.*	$2,251,800

	Finance/Rental/Leasing — 1.7%
140,000	Assured Guaranty Ltd.	3,017,000
50,000	CapitalSource, Inc.	298,500
340,000	MCG Capital Corp.*	2,254,200

		5,569,700

	Financial Conglomerates — 1.9%
1,055,000	Conseco, Inc.*	6,224,500

	Homebuilding — 3.1%
320,000	KB Home	5,929,600
100,000	Lennar Corp., Class A	1,990,000
190,000	PulteGroup, Inc.*	2,487,100

		10,406,700

	Investment Managers — 2.2%
75,000	Fortress Investment Group LLC, Class A*	356,250
780,000	KKR Financial Holdings LLC	6,895,200

		7,251,450

	Investment Trusts/Mutual Funds — 1.2%
224,740	PennyMac Mortgage Investment Trust*	3,914,971

	Life/Health Insurance — 2.1%
175,000	Protective Life Corp.	4,212,250
850,000	The Phoenix Cos., Inc.*	2,745,500

		6,957,750

	Major Banks — 4.1%
60,000	Comerica, Inc.	2,520,000
99,500	Eagle Bancorp, Inc.*	1,253,700
305,000	Huntington Bancshares, Inc.	2,064,850
375,000	KeyCorp.	3,382,500
1,125,000	Popular, Inc.*	4,432,500

		13,653,550

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Miscellaneous Commercial Services — 1.9%
97,000	Portfolio Recovery Associates, Inc.*	$6,447,590

	Property/Casualty Insurance — 0.9%
170,000	XL Capital Ltd., Class A	3,026,000

	Real Estate Investment Trusts — 7.8%
200,000	First Industrial Realty Trust, Inc.*	1,596,000
350,000	HRPT Properties Trust	2,744,000
665,000	iStar Financial, Inc.*	4,462,150
1,050,000	NorthStar Realty Finance Corp.	4,956,000
1,390,000	RAIT Financial Trust*	5,643,400
140,000	Redwood Trust, Inc.	2,335,200
231,232	Walter Investment Management Corp.	4,192,236

		25,928,986

	Regional Banks — 29.8%
80,030	1st Source Corp.	1,530,974
387,200	Associated Banc-Corp.	5,626,016
80,321	Bancorp Rhode Island, Inc.	2,302,803
668,400	Banner Corp.	3,789,828
383,834	Cathay General Bancorp.	4,748,027
100,000	Citizens Republic Bancorp, Inc.*	125,000
58,000	City National Corp.	3,612,240
70,000	CVB Financial Corp.	770,700
380,000	East West Bancorp, Inc.	7,444,200
170,000	Fifth Third Bancorp	2,534,700
465,000	First Horizon National Corp.*	6,579,750
158,974	FirstMerit Corp.	3,735,889
605,000	Fulton Financial Corp.	6,352,500
240,000	Independent Bank Corp.	6,225,600
65,000	Investors Bancorp, Inc.*	904,150
511,900	Nara Bancorp, Inc.*	4,607,100
545,000	National Penn Bancshares, Inc.	3,989,400
200,000	Seacoast Banking Corporation of Florida*	436,000
531,068	State Bancorp, Inc.	5,257,573
100,000	Sterling Bancshares, Inc./TX	588,000

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Regional Banks — 29.8% (continued)
445,000	Susquehanna Bancshares, Inc.	$4,850,500
1,895,000	Synovus Financial Corp.	5,703,950
48,940	Taylor Capital Group, Inc.*	670,478
100,000	TCF Financial Corp.	1,863,000
244,214	Territorial Bancorp, Inc.	4,635,182
100,000	United Community Banks, Inc./GA*	584,000
125,000	Western Alliance Bancorp*	1,087,500
85,000	Whitney Holding Corp./LA	1,164,500
275,000	Zions Bancorp.	7,900,749

		99,620,309

	Savings Banks — 28.3%
455,000	Astoria Financial Corp.	7,343,700
100,000	Bank Mutual Corp.	712,000
355,000	Brookline Bancorp, Inc.	3,901,450
125,000	Capitol Federal Financial	4,711,250
164,202	Danvers Bancorp, Inc.	2,684,703
410,000	Dime Community Bancshares, Inc.	5,227,500
350,000	First Niagara Financial Group, Inc.	4,865,000
507,742	Flushing Financial Corp.	6,910,369
94,331	Hingham Institution for Savings	3,483,644
190,000	Hudson City Bancorp, Inc.	2,527,000
110,000	IBERIABANK Corp.	6,780,400
170,000	MB Financial, Inc.	4,165,000
115,000	NewAlliance Bancshares, Inc.	1,498,450
490,000	Northwest Bancshares, Inc.	6,120,100
541,884	OceanFirst Financial Corp.	6,968,628
151,173	Parkvale Financial Corp.	1,522,312
530,000	Provident Financial Services, Inc.	6,985,400
340,000	Washington Federal, Inc.	6,993,800
305,000	Webster Financial Corp.	6,319,600
120,000	WSFS Financial Corp.	5,053,200

		94,773,506

	Specialty Insurance — 6.4%
1,325,000	Ambac Financial Group, Inc.*	2,000,750
580,000	MBIA, Inc.*	5,556,400

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Specialty Insurance — 6.4% (continued)
415,000	MGIC Investment Corp.*	$4,328,450
290,000	Radian Group Inc.	4,115,100
1,010,000	The PMI Group, Inc.*	5,262,100

		21,262,800

	Total Common Stocks (Cost $239,261,821)	307,289,612

	MONEY MARKET FUND — 10.2%
33,843,444	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $33,843,444)	33,843,444

	Total Investments — 102.3% (Cost $273,105,265)	341,133,056

	Liabilities Less Other Assets — (2.3)%	(7,807,848)

	Net Assets — 100.0%	$333,325,208

*	Non-income producing security
LLC	Limited Liability Company

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Technology Fund
Management Overview

Portfolio Manager: David Ellison and Winsor Aylesworth

Over the last 6 months, how did the Fund perform and what factors contributed to this performance?

For the six month period ended April 30, 2010, the Investor Class of the FBR Technology Fund returned 17.46%. This compares to the Morningstar Specialty – Technology Category average and the NASDAQ Composite Index, which returned 18.63% and 20.35% for the same period respectively.

Although slightly underperforming against its peers and the NASDAQ benchmark for the period, we have remained consistent in the Fund’s investment philosophy and continue to hold profitable technology companies that exhibit low leverage, a history of increasing tangible book value and increasing revenues. This approach has historically outperformed in down markets while providing good participation in up markets.

Major contributors to the Fund’s performance included Apple Corporation (Nasdaq Symbol: APPL), Baidu, Inc. (NYSE ADR Symbol: BIDU) and Corning, Inc. (NYSE Symbol: GLW). All three are large cap companies with little debt, growing revenues and tangible book value. Apple continues it long time success of bringing attractive consumer technology products to market. Baidu, a China based internet search company, is positioned to take advantage of Google’s decision to pull out of the Chinese market. Finally, Corning is a 150 year old company that has evolved into a world leader in specialty glass and ceramics. Fund shareholders may know Corning as a maker of LCD displays for televisions or cookware.

Major detractors to the Fund’s performance included Gilead Sciences (Nasdaq Symbol GILD), Novartis (NYSE Symbol: NVS) and Athena Health, Inc. (Nasdaq Symbol: ATHN). All three companies are in the Biotechnology/Pharmaceutical/Healthcare sectors. Gilead discovers, develops and sells therapeutics for treating various medical problems. Its research and development is well respected throughout the world. Novartis is a more traditional pharmaceutical company that develops, markets and sells drugs for mainstream medical issues. Athena Health provides Internet-based business services for physician practices. The Fund no longer owns Novartis but we feel the sector and our positions in Gilead and Athena Heath should benefit as a result of the new Healthcare legislation and the aging demographics of the population. Firms such as these offer good diversification to the more traditional (Semiconductor) technology companies but did not serve us well for this period.

Portfolio manager’s comments and investment outlook

“Technology will lead the way”. As we mentioned in our last communication, this mantra has been adopted by many. Technology did not lead the way in investment returns for this period as many other sectors (primarily financials) outperformed technology. We think a

The FBR Funds

FBR Technology Fund
Management Overview (continued)

more appropriate slogan should have been “Technology – The pause that refreshes”. Many of the Fund’s holdings had record appreciation last year so it is not unexpected that the sector may have gotten “ahead” of itself and needed a rest.

Looking forward, we see a lot of economic uncertainty. This should provide opportunity for the better technology companies to excel. Companies will look to technology for efficiencies to withstand the cutbacks in consumer spending that comes from austerity. Governments will look to technology to solve the problems that they face. An aging population will look to technology to discover new solutions to healthcare issues and including cost containment. Finally, consumers will always want the latest and greatest device.

The companies in the Fund’s portfolio are all well positioned for the future. With strong balance sheets, growing revenues and tangible book value, this conservative, diversified portfolio provides the investor a means of participating in the sectors upside while minimizing downside risk.

We continue to be investors and look forward to the future with confidence.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Technology Fund

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2010(4)
			Annualized	Cumulative
		Annualized	Since	Since
	One Year	Five Year	Inception(5)	Inception(5)

FBR Technology Fund Investor Class(1)(2)	41.92%	5.61%	5.12%	N/A
FBR Technology Fund I Class(1)(2)(6)	N/A	N/A	N/A	1.72%
S&P 500 Index(1)(3)	38.84%	2.63%	2.66%	38.84%
NASDAQ Composite Index(1)(3)	44.66%	7.92%	5.00%	44.66%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of redemption fess and if reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period February 1, 2002 (commencement of investment operations) through April 30, 2010.
(6)	For the period March 12, 2010 (commencement of investment operations) through April 30, 2010.

The FBR Funds

FBR Technology Fund
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Electronic Technology	30.4%
Technology Services	26.1%
Health Technology	25.0%
Finance	4.3%
Retail Trade	5.9%
Producer Manufacturing	1.5%
Health Services	0.9%
Commercial Services	0.6%
Communications	0.6%
Consumer Services	0.5%

Cash	4.2%

The FBR Funds

FBR Technology Fund
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 97.2%
	Commercial Services — 0.6%
2,255	Vistaprint N.V.*	$116,313

	Communications — 0.6%
2,865	NII Holdings, Inc.*	121,533

	Consumer Services — 0.5%
2,915	Ctrip.com International Ltd. ADR*	106,456

	Electronic Technology — 30.9%
11,600	Advanced Micro Devices, Inc.*	105,096
5,075	Altera Corp.	128,702
3,418	Apple, Inc.*	892,508
18,700	Applied Materials, Inc.	257,686
3,070	Atheros Communications, Inc.*	119,239
4,650	Broadcom Corp., ClassA	160,378
28,975	Corning, Inc.	557,769
1,810	Cree, Inc.*	132,509
1,945	Dolby Laboratories, Inc., Class A*	133,660
1,445	First Solar, Inc.*	207,430
17,325	Hewlett-Packard Co.	900,381
39,275	Intel Corp.	896,649
2,930	InterDigital, Inc.*	81,073
2,420	Lam Research Corp.*	98,131
12,210	Marvell Technology Group Ltd.*	252,136
3,957	Microchip Technology, Inc.	115,584
4,700	Microsemi Corp.*	77,832
7,335	NetApp, Inc.*	254,304
2,615	NetLogic Microsystems, Inc.*	81,510
3,925	SanDisk Corp.*	156,568
8,525	Seagate Technology*	156,604
5,670	STEC, Inc.*	78,756
2,435	Varian Semiconductor Equipment Associates, Inc.*	80,209
2,750	Veeco Instruments, Inc.*	120,973
3,235	Volterra Semiconductor Corp.*	77,511
4,400	Western Digital Corp.*	180,796

		6,303,994

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Finance — 4.4%
9,865	Visa Inc., Class A	$890,119

	Health Services — 0.9%
3,510	athenahealth, Inc.*	101,860
1,590	HMS Holdings Corp.*	85,065

		186,925

	Health Technology — 25.4%
1,525	Alexion Pharmaceuticals, Inc.*	83,692
5,880	Allergan, Inc.	374,497
8,100	Celgene Corp.*	501,795
5,310	CONMED Corp.*	118,094
15,595	Gilead Sciences, Inc.*	618,653
660	Intuitive Surgical, Inc.*	237,970
11,550	Johnson & Johnson	742,665
3,378	Life Technologies Corp.*	184,810
17,960	Medtronic, Inc.	784,672
12,290	Teva Pharmaceutical Industries Ltd. ADR	721,793
5,390	Thermo Fisher Scientific, Inc.*	297,959
1,450	United Therapeutics Corp.*	82,491
9,360	ViroPharma, Inc.*	119,059
3,700	Warner Chilcott PLC, Class A*	104,932
1,610	Waters Corp.*	115,904
2,045	Watson Pharmaceuticals, Inc.*	87,567

		5,176,553

	Producer Manufacturing — 1.5%
2,930	American Superconductor Corp.*	85,497
770	Mettler-Toledo International, Inc.*	96,620
8,002	SunPower Corp., Class B*	120,350

		302,467

	Retail Trade — 6.0%
6,470	Amazon.com, Inc.*	886,778
7,340	Best Buy Company, Inc.	334,704

		1,221,482

	Technology Services — 26.4%
2,675	Akamai Technologies, Inc.*	103,870
1,800	ANSYS, Inc.*	81,000

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Technology Services — 26.4% (continued)
605	Baidu.com, Inc. ADR*	$417,027
3,595	Check Point Software Technologies Ltd.*	128,054
3,105	Citrix Systems, Inc.*	145,935
5,235	Cognizant Technology Solutions Corp., Class A*	267,927
795	Equinix, Inc.*	80,017
1,795	Global Payments, Inc.	76,844
1,735	Google, Inc., Class A*	911,638
1,590	Informatica Corp.*	39,766
10,185	LivePerson, Inc.*	84,128
2,710	McAfee, Inc.*	94,173
1,745	MercadoLibre, Inc.*	87,983
29,475	Microsoft Corp.	900,167
10,821	NIC, Inc.	76,288
4,472	Parametric Technology Corp.*	83,134
2,205	Rovi Corp.*	85,951
2,177	salesforce.com, Inc.*	186,351
18,985	SAP AG ADR	900,838
3,825	SuccessFactors, Inc.*	80,057
2,770	Sybase, Inc.*	120,163
7,045	VMware, Inc., Class A*	434,254

		5,385,565

	Total Common Stocks (Cost $18,145,808)	19,811,407

	MONEY MARKET FUND — 4.3%
877,753	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $877,753)	877,753

	Total Investments — 101.5% (Cost $19,023,561)	20,689,160

	Liabilities Less Other Assets — (1.5)%	(305,627)

	Net Assets — 100.0%	$20,383,533

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Gas Utility Index Fund
Management Overview

Portfolio Manager: Winsor Aylesworth

Over the last 6 months, how did the fund perform and what factors contributed to this performance?

For the six months ended April 30, 2010, the Investor Class of the FBR Gas Utility Index Fund’s total return was 15.78%. This compares to the American Gas Association (AGA) Stock Index, S&P 500 Index and the Morningstar Specialty – Utilities Category Average which returned 16.40%, 15.66% and 10.42% for the same period respectively.

For the six month period, the Fund tracked, but slightly underperformed, its index less fund expenses, outperformed the Utility Fund average and slightly outperformed against the broader market S&P 500 Index. Since the Fund’s objective is to track the AGA (less Fund expenses) the short term comparisons to other measures may vary over different time periods.

The Fund’s slight underperformance to the AGA is a function of the various cash levels the Fund holds to facilitate purchases and redemptions. It is not from the stock selection process as the Fund continues to hold securities that tend to replicate the AGA in composition and weightings. As mentioned in the last shareholder letter, these same cash positions usually do generate some variance, either positive or negative to the Fund’s benchmark.

The Fund continued its tradition of paying quarterly dividends with two payouts for the six month period of $0.220936 per Investor share. We believe the Fund continues to provide shareholders a reliable source of income as well opportunities for capital appreciation.

For this period, major contributors to the Fund’s return included Spectra Energy Corp. (NYSE Symbol: SE), Enbridge, Inc. (NYSE Symbol: ENB) and Oneok, Inc. (NYSE Symbol: OKE). Sprectra Energy and Oneok are both primarily involved in the gathering, processing, storage and transportation of natural gas throughout the U.S. Enbridge owns one of the largest North American natural gas pipelines and is a major distributor of natural gas in Canada. All three companies benefited from a stabilizing economy both in Canada and the United States and the growing role of natural gas in the nation’s equation for energy.

Significant detractors to the Fund’s performance included E.ON AG. (Pink Sheet ADR: EONGY), Sempra Energy (NYSE Symbol: SRE) and Exelon Corp (NYSE Symbol: EXC). E.ON AG is a German based diversified utility with operations in Europe as well as the United States. Sempra, one of last years better performers, is a Southern California diversified utility involved in electric and gas businesses. Exelon is a Chicago based electric utility that is the largest owner of nuclear power plants in the United States and is involved in local gas distribution in the Midwest. Sempra’s performance could be considered a slight correction to last year’s performance while minimal exposure to natural gas impacted Exelon. E.ON AG. performance was impacted by the macroeconomic issues of Europe which came to the fore during the last six months.

The economy and the weather are the two most important matters that have near term impact on the earnings of the Fund’s companies. For the reporting period, weather was near normal for most regions of the country. With regards to the economy, the country seemed to be stabilizing with small pockets of optimism. Supplies of natural gas continued at or near all times high which kept prices generally at historical low levels.

The FBR Funds

FBR Gas Utility Index Fund
Management Overview (continued)

Portfolio manager’s comments and investment outlook

The current buzz in the natural gas industry is shale gas. Shale gas is natural gas produced from shale that technology now has made available. Old gas fields once thought declining in their gas supply have all of a sudden become sources of new found supply. Companies which thought their land inventories where non productive are now becoming major producers. The impact of this to the Fund’s companies is significantly more exposure to the good and bad of the natural gas E&P (Exploration and Production) business. If the predictions hold true, revenues for these companies will significantly increase and of course we hope the stock prices will follow.

The negative buzz for this period centers around the unfortunate BP accident in the Gulf of Mexico. Besides the obvious impact of the event on the environment, there will probably be significant changes to how we explore energy going forward. Although the BP event is “oil” related, natural gas exploration involves many of the same issues. Shale oil exploration carries environmental risks too. So many of the Fund’s companies all privately give thanks that they are not BP and are reviewing their operations so they will not be the BP of the future. We all hope they do a good job.

Although we have some exposure to Europe with holdings of EONGY and National Grid Transco, Plc, (NYSE: NGG), a British diversified energy producer, this geographic diversity has helped the Fund in the past, and we would expect it continues to reduce overall risk. Both companies are large and diversified with strong balance sheets. This should allow them to weather any European malaise.

Weather and the United States economy are still the biggest impact on the Fund’s short term performance. We enter the 2010 Hurricane season with an above average number of storms predicted. The economy is predicted to be stable. However, the inexact science of these predictions continues, and hence, we will all just need to wait and see.

So in summary, supplies are good and improving, the economy is stable and weather forecasts continue to be an inexact science. In addition, the resolution of the Gulf of Mexico oil spill will add to the issues that our Fund’s companies will deal with and with hope find opportunity.

I continue to believe that natural gas is the fuel of choice for the foreseeable future as it is readily available and growing, within our political control and has minimal global warming effects and other environmental impact. The Fund’s companies are involved in the distribution and use of this fuel, and now some are involved in E&P activities. These companies, while not immune to all the issues, should do well as the economy goes forward. As a fellow shareholder, I am optimistic and want to thank you for your support.

The opinions expressed in this commentary reflect those of the Portfolio Manager as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Gas Utility Index Fund

Comparison of Changes in Value of $10,000 Investment in
Investor Class Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)
Total Returns—For the Periods Ended April 30, 2010(4)(5)
				Annualized
		Annualized	Annualized	Since
	One Year	Five Year	Ten Year	Inception(6)

FBR Gas Utility Index Fund Investor Class(1)(2)	38.58%	7.15%	6.84%	N/A
FBR Gas Utility Index Fund R Class(2)(6)	37.65%	N/A	N/A	(5.63)%
S&P 500 Index(1)(3)	38.84%	2.63%	(0.19)%	(5.44)%
AGA Stock Index(1)(3)	39.38%	7.43%	7.53%	(1.50)%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
     The performance data quoted represents past performance and the current performance may be lower or higher than the performance data quoted. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance data does not reflect the deduction of redemption fees and if reflected, the redemption fee would reduce the performance data quoted. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the American Gas Association.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	Effective April 1, 2003, the Fund changed its fiscal year-end from March 31 to October 31.
(6)	For the period May 30, 2008 (inception of share class) through April 30, 2010.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio Summary
April 30, 2010
(unaudited)

The following provides a breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Industry Sector	% of Total Investments

Gas Distributors	42.6%
Electric Utilities	36.7%
Oil & Gas Pipelines	18.5%
Oil & Gas Production	1.0%
Oilfield Services/Equipment	0.2%

Cash	1.0%

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 99.3%
	Electric Utilities — 36.8%
900	ALLETE, Inc.	$32,823
25,528	Alliant Energy Corp.	873,058
32,090	Ameren Corp.	833,056
24,080	Avista Corp.	520,850
19,100	Black Hills Corp.	628,199
345,400	CenterPoint Energy, Inc.	4,959,944
7,900	CH Energy Group, Inc.	327,218
158,118	CMS Energy Corp.	2,570,999
104,170	Consolidated Edison, Inc.	4,708,484
26,920	Constellation Energy Group, Inc.	951,622
274,050	Dominion Resources, Inc.	11,455,291
58,840	DTE Energy Co.	2,834,323
91,212	Duke Energy Corp.	1,530,537
310,515	E.ON AG ADR	11,470,425
3,325	Entergy Corp.	270,289
71,075	Exelon Corp.	3,098,159
57,921	Integrys Energy Group, Inc.	2,873,461
8,848	MGE Energy, Inc.	325,252
235,136	National Grid PLC ADR	11,406,447
30,275	Northeast Utilities	841,342
14,961	Pepco Holdings, Inc.	250,447
213,825	PG&E Corp.	9,365,535
235,025	Public Service Enterprise Group, Inc.	7,551,353
64,440	TECO Energy, Inc.	1,090,969
6,675	The Empire District Electric Co.	130,229
5,305	UniSource Energy Corp.	176,763
12,058	Unitil Corp.	266,241
28,280	Wisconsin Energy Corp.	1,484,983
104,175	Xcel Energy, Inc.	2,265,806

		85,094,105

	Gas Distributors — 42.7%
133,882	AGL Resources, Inc.	5,289,678
195,945	Atmos Energy Corp.	5,796,053

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Gas Distributors — 42.7% (continued)
14,315	Chesapeake Utilities Corp.	$431,168
2,255	Corning Natural Gas Corp.	49,610
7,258	Delta Natural Gas Company, Inc.	214,982
8,618	Energy, Inc.	100,055
57,860	EQT Corp.	2,516,331
99,750	MDU Resources Group, Inc.	2,114,700
110,800	National Fuel Gas Co.	5,763,816
54,980	New Jersey Resources Corp.	2,074,395
94,450	Nicor, Inc.	4,109,520
357,050	NiSource, Inc.	5,819,915
58,600	Northwest Natural Gas Co.	2,777,054
171,900	ONEOK, Inc.	8,447,166
155,050	Piedmont Natural Gas Company, Inc.	4,263,875
121,545	Questar Corp.	5,828,083
5,111	RGC Resources, Inc.	162,121
233,000	Sempra Energy	11,458,940
49,785	South Jersey Industries, Inc.	2,245,801
215,458	Southern Union Co.	5,629,918
97,062	Southwest Gas Corp.	3,018,628
497,768	Spectra Energy Corp.	11,617,904
41,175	The Laclede Group, Inc.	1,403,244
73,575	UGI Corp.	2,022,577
74,330	Vectren Corp.	1,858,993
103,250	WGL Holdings, Inc.	3,690,155

		98,704,682

	Oil & Gas Pipelines — 18.6%
960,400	El Paso Corp.	11,620,840
234,137	Enbridge, Inc.	11,311,158
367,250	The Williams Companies, Inc.	8,670,773
321,875	TransCanada Corp.	11,330,000

		42,932,771

	Oil & Gas Production — 1.0%
48,123	Energen Corp.	2,351,771

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
April 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Oilfield Services/Equipment — 0.2%
125,025	Cheniere Energy, Inc.*	$518,854

	Total Common Stocks (Cost $131,052,684)	229,602,183

	MONEY MARKET FUND — 1.0%
2,412,457	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $2,412,457)	2,412,457

	Total Investments — 100.3% (Cost $133,465,141)	232,014,640

	Liabilities Less Other Assets — (0.3)%	(649,087)

	Net Assets — 100.0%	$231,365,553

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Statements of Assets and Liabilities
April 30, 2010
(unaudited)

		FBR
	FBR	Pegasus Mid Cap
	Pegasus FundTM	FundTM

ASSETS
Investment Securities at Cost	$47,121,000	$20,738,266

Investment Securities at Value (Note 2)	$52,917,136	$22,901,380
Receivable for Capital Shares Sold	72,074	2,000
Receivable for Investment Securities Sold	—	954,459
Dividends and Interest Receivable	33,458	11,168
Prepaid Expenses	18,270	17,980

Total Assets	53,040,938	23,886,987

LIABILITIES
Due to Custodian	122,949	7,078
Payable for Investment Securities Purchased	—	1,193,366
Payable for Capital Shares Redeemed	123,882	1,609
Investment Advisory Fee Payable (Note 4)	31,924	11,645
Administration Fee Payable (Note 4)	2,470	841
Distribution and Service Fees Payable (Note 4)	4,564	2,211
Other Accrued Expenses	22,329	19,450

Total Liabilities	308,118	1,236,200

NET ASSETS	$52,732,820	$22,650,787

Net Assets Consist of:
Paid-in capital	$46,079,692	$20,323,153
Accumulated net investment loss	(833)	(1,543)
Accumulated net realized gain on investments	857,825	166,063
Net unrealized appreciation on investments	5,796,136	2,163,114

NET ASSETS	$52,732,820	$22,650,787

Pricing of Investor Class Shares
Net assets attributable to Investor Class shares	$22,279,374	$11,013,741
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,019,578	981,012

Net Asset Value Per Share	$11.03	$11.23

Pricing of I Class Shares
Net assets attributable to I Class shares	$30,453,446	$11,637,046
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,190,761	1,196,843

Net Asset Value Per Share	$9.54	$9.72

The FBR Funds

Statements of Assets and Liabilities (continued)
April 30, 2010
(unaudited)
	FBR	FBR
	Pegasus Small Cap	Pegasus Small Cap
	FundTM	Growth FundTM

ASSETS
Investment Securities at Cost	$11,576,535	$26,113,971

Investment Securities at Value (Note 2)	$13,349,441	$28,195,112
Cash	253,717	701,162
Receivable for Capital Shares Sold	2,000	5,090
Dividends and Interest Receivable	14,846	4,089
Prepaid Expenses	18,362	22,871

Total Assets	13,638,366	28,928,324

LIABILITIES
Payable for Capital Shares Redeemed	21,724	43,489
Investment Advisory Fee Payable (Note 4)	3,944	18,955
Administration Fee Payable (Note 4)	693	959
Distribution and Service Fees Payable (Note 4)	2,732	4,235
Other Accrued Expenses	16,038	23,542

Total Liabilities	45,131	91,180

NET ASSETS	$13,593,235	$28,837,144

Net Assets Consist of:
Paid-in capital	$10,362,367	$26,259,097
Accumulated net investment income (loss)	2,400	(60,485)
Accumulated net realized gain on investments	1,455,562	557,391
Net unrealized appreciation on investments	1,772,906	2,081,141

NET ASSETS	$13,593,235	$28,837,144

Pricing of Investor Class Shares
Net assets attributable to Investor Class shares	$13,483,026	$20,059,604
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,169,481	1,731,266

Net Asset Value Per Share	$11.53	$11.59

Pricing of I Class Shares
Net assets attributable to I Class shares	$110,209	$8,678,187
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	10,637	864,962

Net Asset Value Per Share	$10.36	$10.03

Pricing of R Class Shares
Net assets attributable to R Class shares	$—	$99,353
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	—	10,000

Net Asset Value Per Share	$—	$9.94

The FBR Funds

Statements of Assets and Liabilities (continued)
April 30, 2010
(unaudited)
		FBR	FBR
	FBR	Large Cap	Small Cap
	Focus Fund	Financial Fund	Financial Fund

ASSETS
Investment Securities
Securities at Cost:
Unaffiliated Issuers	$340,353,333	$45,624,974	$273,105,265
Affiliated Issuers	89,018,505	—	—

Total securities	$429,371,838	$45,624,974	$273,105,265

Securities at Value (Note 2):
Unaffiliated issuers	$664,515,925	$50,468,413	$341,133,056
Affiliated Issuers	104,635,277	—	—

Total securities	769,151,202	50,468,413	341,133,056
Cash	—	—	1,213,748
Receivable for Capital Shares Sold	1,054,791	244,706	1,353,679
Receivable for Investment Securities Sold	—	—	585,868
Dividends and Interest Receivable	137	12,658	334,148
Prepaid Expenses	61,428	22,882	31,441

Total Assets	770,267,558	50,748,659	344,651,940

LIABILITIES
Bank overdraft	721,992	75,583	—
Payable for Capital Shares Redeemed	551,369	9,903	164,408
Payable for Investment Securities Purchased	—	498,795	10,748,614
Investment Advisory Fee Payable (Note 4)	558,653	34,493	216,234
Administration Fee Payable (Note 4)	32,640	1,822	14,820
Transfer Agent Fee Payable	405,244	630	65,128
Distribution and Service Fees Payable (Note 4)	149,157	9,581	56,660
Other Accrued Expenses	106,519	2,991	60,868

Total Liabilities	2,525,574	633,798	11,326,732

NET ASSETS	$767,741,984	$50,114,861	$333,325,208

Net Assets Consist of:
Paid-in capital	$458,482,768	$46,874,566	$266,097,614
Accumulated net investment income (loss)	(5,301,617)	(48,416)	158,631
Accumulated net realized loss on investments and foreign currency transactions	(25,218,531)	(1,554,728)	(958,828)
Net unrealized appreciation on investments	339,779,364	4,843,439	68,027,791

NET ASSETS	$767,741,984	$50,114,861	$333,325,208

Pricing of Investor Class Shares
Net assets attributable to Investor Class shares	$735,452,396	$50,114,861	$311,438,418
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	15,849,952	3,357,205	14,389,234

Net Asset Value Per Share	$46.40	$14.93	$21.64

Pricing of I Class Shares
Net assets attributable to I Class shares	$32,082,186	$—	$21,724,191
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	12,442,475	—	1,554,123

Net Asset Value Per Share	$2.58	$—	$13.98

Pricing of R Class Shares
Net assets attributable to R Class shares	$207,402	$—	$162,599
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	82,814	—	11,698

Net Asset Value Per Share	$2.50	$—	$13.90

The FBR Funds

Statements of Assets and Liabilities (continued)
April 30, 2010
(unaudited)
		FBR
	FBR	Gas Utility
	Technology Fund	Index Fund

ASSETS
Investment Securities at Cost	$19,023,561	$133,465,141

Investment Securities at Value (Note 2)	$20,689,160	$232,014,640
Cash	—	153,592
Receivable for Investment Securities Sold	1,823,092	242,007
Dividends and Interest Receivable	2,510	284,342
Receivable for Capital Shares Sold	2,250	46,830
Prepaid Expenses	27,337	22,267

Total Assets	22,544,349	232,763,678

LIABILITIES
Bank Overdraft	646,112	—
Payable for Investment Securities Purchased	1,473,557	1,158,723
Investment Advisory Fee Payable (Note 4)	17,526	75,747
Payable for Capital Shares Redeemed	6,881	29,602
Administration Fee Payable (Note 4)	820	19,234
Distribution and Service Fees Payable (Note 4)	2,980	—
Other Accrued Expenses	12,940	114,819

Total Liabilities	2,160,816	1,398,125

NET ASSETS	$20,383,533	$231,365,553

Net Assets Consist of:
Paid-in capital	$22,870,588	$146,444,476
Accumulated net investment income (loss)	(82,682)	108,040
Accumulated net realized loss on investments	(4,069,972)	(13,737,412)
Net unrealized appreciation on investments	1,665,599	98,550,449

NET ASSETS	$20,383,533	$231,365,553

Pricing of Investor Class Shares
Net assets attributable to Investor Class shares	$14,360,035	$231,244,039
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,350,985	13,393,176

Net Asset Value Per Share	$10.63	$17.27

Pricing of R Class Shares
Net assets attributable to R Class shares	$6,023,498	$121,514
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	566,304	17,103

Net Asset Value Per Share	$10.64	$7.10

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Statements of Operations
For the Six Months Ended April 30, 2010
(unaudited)

		FBR
	FBR	Pegasus Mid Cap
	Pegasus FundTM	FundTM

Investment Income
Dividends[1]	$198,262	$79,420
Interest	(25)	(48)

Total Investment Income	198,237	79,372

Expenses
Investment Advisory fees (Note 4)	129,890	47,600
Administration fees (Note 4)	7,610	2,792
Distribution and Service fees – Investor Class (Note 4)	25,906	9,334
Shareholder administrative fees – Investor Class	17,628	7,584
Shareholder administrative fees – I Class	50	60
Professional fees	11,284	13,074
Trustees’ fees	9,763	9,763
Registration fees – Investor Class	6,966	7,195
Registration fees – I Class	6,757	6,968
Compliance fees	5,568	4,633
Accounting services fees	4,553	2,059
Transfer agent fees – Investor Class	2,228	1,595
Transfer agent fees – I Class	136	136
Reports to shareholders – Investor Class	726	831
Reports to shareholders – I Class	183	194
Insurance fees	596	433
Custodian fees	766	217
Other expenses	4,983	4,448

Total expenses before waivers and related reimbursements	235,593	118,916
Less waivers and related reimbursements (Note 4)	(64,428)	(50,902)

Total expenses after waivers and related reimbursements	171,165	68,014

Net Investment Income	27,072	11,358

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Transactions	1,261,384	586,046
Change in Net Unrealized Appreciation/Depreciation of Investments	4,036,310	1,639,632

Net Gain on Investments	5,297,694	2,225,678

Net Increase in Net Assets Resulting from Operations	$5,324,766	$2,237,036

[1]	Net of foreign taxes withheld of $301 and $38 for the FBR Pegasus FundTM and FBR Pegasus Mid Cap FundTM, respectively.

The FBR Funds

Statements of Operations (continued)
For the Six Months Ended April 30, 2010
(unaudited)

	FBR	FBR
	Pegasus Small Cap	Pegasus Small Cap
	FundTM	Growth FundTM

Investment Income
Dividends[1]	$116,152	$27,002
Interest	8	20

Total Investment Income	116,160	27,022

Expenses
Investment Advisory fees (Note 4)	53,616	55,553
Administration fees (Note 4)	3,682	3,344
Distribution and Service fees – Investor Class (Note 4)	14,774	12,322
Distribution and Service fees – R Class (Note 4)	—	228
Shareholder administrative fees – Investor Class	12,586	7,616
Shareholder administrative fees – I Class	—	100
Professional fees	12,658	12,914
Trustees’ fees	9,763	9,763
Registration fees – Investor Class	7,490	6,521
Registration fees – I Class	6,976	6,208
Registration fees – R Class	—	6,404
Compliance fees	4,686	4,623
Accounting services fees	2,514	2,587
Transfer agent fees – Investor Class	1,799	1,519
Transfer agent fees – I Class	138	136
Transfer agent fees – R Class	—	136
Reports to shareholders – Investor Class	659	659
Reports to shareholders – I Class	190	168
Reports to shareholders – R Class	—	134
Custodian fees	395	207
Insurance fees	342	267
Other expenses	4,640	4,644

Total expenses before waivers and related reimbursements	136,908	136,053
Less waivers and related reimbursements (Note 4)	(50,540)	(48,546)

Total expenses after waivers and related reimbursements	86,368	87,507

Net Investment Income (Loss)	29,792	(60,485)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Transactions	1,526,000	1,006,229
Change in Net Unrealized Appreciation/Depreciation of Investments	1,124,666	1,597,006

Net Gain on Investments	2,650,666	2,603,235

Net Increase in Net Assets Resulting from Operations	$2,680,458	$2,542,750

[1]	Net of foreign taxes withheld of $0 and $63 for the FBR Pegasus Small Cap FundTM and FBR Pegasus Small Cap Growth FundTM, respectively.

The FBR Funds

Statements of Operations (continued)
For the Six Months Ended April 30, 2010
(unaudited)

		FBR	FBR
		Large Cap	Small Cap
	FBR	Financial	Financial
	Focus Fund	Fund	Fund

Investment Income
Dividends from Unaffiliated Issuers	$682,824	$234,610	$2,113,384
Dividends from Affiliated Issuers	131,429	—	—
Interest	186	33	—

Total Investment Income	814,439	234,643	2,113,384

Expenses
Investment Advisory fees (Note 4)	3,472,235	163,087	993,755
Administration fees (Note 4)	221,550	10,497	60,745
Distribution and Service fees – Investor Class (Note 4)	927,499	45,302	258,908
Distribution and Service fees – R Class (Note 4)	464	—	362
Shareholder administrative fees – Investor Class	664,060	8,537	125,858
Shareholder administrative fees – I Class	13,931	—	—
Transfer agent fees – Investor Class	162,817	11,930	50,555
Transfer agent fees – I Class	865	—	236
Transfer agent fees – R Class	248	—	281
Accounting services fees	81,586	4,191	20,309
Insurance fees	57,924	1,734	15,410
Reports to shareholders – Investor Class	51,924	—	28,944
Reports to shareholders – I Class	1,184	—	674
Reports to shareholders – R Class	125	—	118
Professional fees	43,959	10,941	17,896
Compliance fees	32,308	4,987	11,587
Registration fees – Investor Class	26,003	8,030	16,639
Registration fees – I Class	18,768	—	7,539
Registration fees – R Class	7,193	—	6,407
Custodian fees	19,235	969	4,351
Trustees’ fees	8,463	9,163	9,763
Other expenses	27,361	3,691	10,301

Total expenses before waivers and related reimbursements	5,839,702	283,059	1,640,638
Less waivers and related reimbursements (Note 4)	(6,260)	—	(6,883)

Total expenses after waivers and related reimbursements	5,833,442	283,059	1,633,755

Net Investment Income (Loss)	(5,019,003)	(48,416)	479,629

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments
Unaffiliated Issuers	(16,257,113)	5,130,440	11,283,753
Affiliated Issuers	615,956	—	—
Change in Net Unrealized Appreciation/Depreciation of Investments	182,913,200	730,129	58,813,146

Net Gain on Investments	167,272,043	5,860,569	70,096,899

Net Increase in Net Assets Resulting from Operations	$162,253,040	$5,812,153	$70,576,528

The FBR Funds

Statements of Operations (continued)
For the Six Months Ended April 30, 2010
(unaudited)

	FBR	FBR
	Technology	Gas Utility
	Fund	Index Fund

Investment Income
Dividends[1]	$37,412	$3,715,534
Interest (Note 2)	(38)	34

Total Investment Income	37,374	3,715,568

Expenses
Investment Advisory fees (Note 4)	56,249	428,947
Administration fees (Note 4)	3,247	101,510
Distribution and Service fees – Investor Class (Note 4)	13,877	202
Distribution and Service fees – R Class (Note 4)	—	47
Shareholder administrative fees – Investor Class	7,943	57,791
Shareholder administrative fees – I Class	281	—
Professional fees	10,214	20,435
Trustees’ fees	8,465	9,764
Registration fees – Investor Class	6,670	14,373
Registration fees – R Class	1,399	2,247
Transfer agent fees – Investor Class	4,565	85,287
Transfer agent fees – I Class	379	—
Transfer agent fees – R Class	—	119
Compliance fees	4,340	10,947
Accounting services fees	1,746	18,113
Insurance fees	610	17,216
Reports to shareholders – Investor Class	431	16,654
Reports to shareholders – R Class	346	136
Custodian fees	186	4,047
Other expenses	4,536	10,341

Total expenses before waivers and related reimbursements	125,484	798,176
Less waivers and related reimbursements (Note 4)	(5,428)	(7,574)

Total expenses after waivers and related reimbursements	120,056	790,602

Net Investment Income (Loss)	(82,682)	2,924,966

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Transactions	1,051,699	1,058,037

Change in Net Unrealized Appreciation/Depreciation of Investments	786,858	26,782,410

Net Gain on Investments	1,838,557	27,840,447

Net Increase in Net Assets Resulting from Operations	$1,755,875	$30,765,413

[1]	Net of foreign taxes withheld of $105, and $49,221 for the FBR Technology Fund and FBR Gas Utility Index Fund, respectively.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Statements of Changes in Net Assets

	FBR Pegasus FundTM		FBR Pegasus Mid Cap FundTM

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2010	October 31,	2010	October 31,
	(unaudited)	2009	(unaudited)	2009

From Investment Activities
Net Investment Income	$27,072	$76,796	$11,358	$24,585
Net Realized Gain (Loss) on Investment Transactions	1,261,384	480,306	586,046	(240,244)
Change in Net Unrealized Appreciation/Depreciation of Investments	4,036,310	2,799,062	1,639,632	1,527,785

Net Increase in Net Assets Resulting from Operations	5,324,766	3,356,164	2,237,036	1,312,126

Distributions to Shareholders
Distributions to Investor Class Shareholders:
From Net Investment Income	(93,740)	(37,990)	(26,340)	(7,042)
From Net Realized Gain on Investments	—	—	—	(63,787)
Distributions to I Class Shareholders:
From Net Investment Income	(818)	(633)	(451)	(290)
From Net Realized Gain on Investments	—	—	—	(1,220)

Total Distributions to Shareholders	(94,558)	(38,623)	(26,791)	(72,339)

From Share Transactions
Net Increase in Net Assets Resulting from Share Transactions	28,456,480	11,083,718	13,589,509	1,432,525

Total Increase in Net Assets	33,686,688	14,401,259	15,799,754	2,672,312
Net Assets – Beginning of Period	19,046,132	4,644,873	6,851,033	4,178,721

Net Assets – End of Period	$52,732,820	$19,046,132	$22,650,787	$6,851,033

Accumulated Net Investment Income (Loss)	$(833)	$66,653	$(1,543)	$13,890

The FBR Funds

Statements of Changes in Net Assets (continued)

	FBR Pegasus		FBR Pegasus
	Small Cap FundTM		Small Cap Growth FundTM

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2010	October 31,	2010	October 31,
	(unaudited)	2009	(unaudited)	2009

From Investment Activities
Net Investment Income (Loss)	$29,792	$7,597	$(60,485)	$(40,017)
Net Realized Gain (Loss) on Investment Transactions	1,526,000	460,160	1,006,229	(323,681)
Net Increase from Payments by Affiliates	—	7,834	—	—
Change in Net Unrealized
Appreciation/Depreciation of Investments	1,124,666	1,334,877	1,597,006	1,205,060

Net Increase in Net Assets Resulting from Operations	2,680,458	1,810,468	2,542,750	841,362

Distributions to Shareholders
Distributions to Investor Class Shareholders
From Net Investment Income	(34,316)	—	—	—
From Net Realized Gain on Investments	(315,911)	—	—	—

Distributions to I Class Shareholders
From Net Investment Income	(629)	—	—	—
From Net Realized Gain on Investments	(2,821)	—	—	—

Total Distributions to Shareholders	(3,450)	—	—	—

From Share Transactions
Net Increase in Net Assets Resulting from Share Transactions	595,238	4,786,292	20,671,881	1,806,900

Total Increase in Net Assets	2,922,019	6,596,760	23,214,631	2,648,262
Net Assets – Beginning of Period	10,671,216	4,074,456	5,622,513	2,974,251

Net Assets – End of Period	$13,593,235	$10,671,216	$28,837,144	$5,622,513

Accumulated Net Investment Income (Loss)	$2,400	$7,553	$(60,485)	$—

The FBR Funds

Statements of Changes in Net Assets (continued)

			FBR Large Cap		FBR Small Cap
	FBR Focus Fund		Financial Fund		Financial Fund

	For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended	April 30,	Ended
	2010	October 31,	2010	October 31,	2010	October 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

From Investment Activities
Net Investment Income (Loss)	$(5,019,003)	$(8,778,696)	$(48,416)	$(19,601)	$479,629	$875,755
Net Realized Gain (Loss) on
Investments and Foreign Currency Transactions
Unaffiliated Issuers	(16,257,113)	(8,245,318)	5,130,440	(2,227,359)	11,283,753	(2,794,592)
Affiliated Issuers	615,956	(1,332,056)	—	—	—	—
Change in Net Unrealized Appreciation/Depreciation of Investments	182,913,200	151,576,458	730,129	4,061,503	58,813,146	6,960,944

Net Increase in
Net Assets Resulting from Operations	162,253,040	133,220,388	5,812,153	1,814,543	70,576,528	5,042,107

Distributions to Shareholders
Distributions to Investor Class Shareholders:
From Net Investment Income	—	—	—	(201,208)	(717,201)	(2,340,676)
Distribution in Excess of Net Investment Income	—	—	—	(42,309)	—	—
From Net Realized Gain on Investments	—	(96,017,062)	—	—	—	—
Distributions to I Class Shareholders:
From Net Investment Income	(282,300)	—	—	—	(148,737)	(2,105)
From Net Realized Gain on Investments	—	(10,311,502)	—	—	—	—
Distributions to R Class Shareholders:
From Net Investment Income	(314)	—	—	—	(486)	(1,617)
From Net Realized Gain on Investments	—	(51,918)	—	—	—	—

Total Distributions to Shareholders	(282,614)	(106,380,482)	—	(243,517)	(866,424)	(2,344,398)

From Share Transactions
Net Increase (Decrease) in
Net Assets Resulting from Share Transactions	(188,393,446)	32,641,257	7,107,621	11,351,949	65,289,439	9,773,292

Total Increase (Decrease) in Net Assets	(26,423,020)	59,481,163	12,919,774	12,922,975	134,999,543	12,471,001
Net Assets – Beginning of Period	794,165,004	734,683,841	37,195,087	24,272,112	198,325,665	185,854,664

Net Assets – End of Period	$767,741,984	$794,165,004	$50,114,861	$37,195,087	$333,325,208	$198,325,665

Accumulated Net Investment Income (Loss)	$(5,301,617)	$—	$(48,416)	$—	$158,631	$537,355

The FBR Funds

Statements of Changes in Net Assets (continued)

			FBR Gas Utility
	FBR Technology Fund		Index Fund

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2010	October 31,	2010	October 31,
	(unaudited)	2009	(unaudited)	2009

From Investment Activities
Net Investment Income (Loss)	$(82,682)	$(72,307)	$2,924,966	$6,316,147
Net Realized Gain (Loss) on
Investment Transactions	1,051,699	(1,025,264)	1,058,037	(1,364,631)
Change in Net Unrealized
Appreciation/Depreciation of Investments	786,858	2,748,938	26,782,410	7,802,219

Net Increase in Net Assets Resulting from Operations	1,755,875	1,651,367	30,765,413	12,753,735

Distributions to Shareholders
Distributions to Investor Class Shareholders:
From Net Investment Income	—	—	(2,908,231)	(6,295,985)
From Net Realized Gain on Investments	—	—	(248,764)	(9,577,973)
Distributions to R Class Shareholders:
From Net Investment Income	—	—	(2,865)	(5,532)
From Net Realized Gain on Investments	—	—	(277)	(7,498)

Total Distributions to Shareholders	—	—	(3,160,137)	(15,886,988)

From Share Transactions
Net Increase (Decrease) in Net Assets Resulting from Share Transactions	10,239,595	(952,425)	9,991,027	(1,738,294)

Total Increase (Decrease) in Net Assets	11,995,470	698,942	37,596,303	(4,871,547)
Net Assets – Beginning of Period	8,388,063	7,689,121	193,769,250	198,640,797

Net Assets – End of Period	$20,383,533	$8,388,063	$231,365,553	$193,769,250

Accumulated Net Investment Income (Loss)	$(84,068)	$—	$108,040	$94,170

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Financial Highlights

The following tables provide per share data for a share outstanding throughout each period for each Fund. Other data includes investment performance, ratios to average net assets and other supplemental information.

	FBR Pegasus FundTM — Investor Class

	For the
	Six Months					For the
	Ended					Period
	April 30,		For the Years Ended October 31,			Ended
	2010					October 31,
	(unaudited)		2009	2008	2007	2006*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$9.72		$8.14	$13.40	$11.84	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.03		0.03	0.08	(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.33		1.60	(4.05)	2.05	1.84

Total from Investment Operations	1.36		1.63	(3.97)	2.01	1.83

Distributions to Shareholders:
From Net Investment Income	(0.05)		(0.05)	—	—	(0.00)[4]
From Net Realized Gain	—		—	(1.30)	(0.45)	—

Total Distributions	(0.05)		(0.05)	(1.30)	(0.45)	(0.00)[4]

Paid-in Capital from Redemption Fees[5]	0.00	[4]	0.00 [4]	0.01	0.00 [4]	0.01

Net Increase (Decrease) in Net Asset Value	1.31		1.58	(5.26)	1.56	1.84

Net Asset Value – End of Period	$11.03		$9.72	$8.14	$13.40	$11.84

Total Investment Return[6]	13.98%	(A)	20.12%	(32.37)%	17.52%	18.45%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.25%	(B)	1.25%	1.71%	1.97%	1.94%	(B)
Expenses Before Waivers and Related Reimbursements	1.77%	(B)	2.16%	2.55%	2.21%	2.74%	(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	0.33%	(B)	0.61%	0.51%	(0.30)%	(0.23)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.19)%	(B)	(0.30)%	(0.33)%	(0.54)%	(1.03)%	(B)
Supplementary Data:
Portfolio Turnover Rate	42%	(A),(C)	60%	39%	108%	166%	(A)
Net Assets at End of Period (in thousands)	$22,279		$18,947	$4,574	$13,037	$13,349

*	Represents the period from commencement of operations (November 15, 2005) through October 31, 2006.
[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Prior to May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.25% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

[3]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Less than $0.01
[5]	Calculated based on average shares outstanding.
[6]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus FundTM — I Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$8.42		$7.07	$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.04		0.07	0.03
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.15		1.34	(2.96)

Total from Investment Operations	1.19		1.41	(2.93)

Distributions to Shareholders:
From Net Investment Income	(0.07)		(0.06)	—

Net Increase (Decrease) in Net Asset Value	1.12		1.35	(2.93)

Net Asset Value – End of Period	$9.54		$8.42	$7.07

Total Investment Return[4]	14.14%	(A)	20.21%	(29.30)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.00%	(B)	1.00%	1.01%	(B)
Expenses Before Waivers and Related Reimbursements	1.25%	(B)	16.64%	4.11%	(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	(0.16)%	(B)	1.05%	0.88%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.41)%	(B)	(14.59)%	(2.22)%	(B)
Supplementary Data:
Portfolio Turnover Rate	42%	(A),(C)	60%	39%	(A)
Net Assets at End of Period (in thousands)	$30,453		$99	$71

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.00% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

[3]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Mid Cap FundTM — Investor Class

	For the
	Six Months
	Ended		For the	For the	For the
	April 30, 2010		Year Ended	Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$9.53		$8.18	$11.30	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.03		0.04	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.71		1.43	(3.00)	1.32

Total from Investment Operations	1.74		1.47	(3.01)	1.30

Distributions to Shareholders:
From Net Investment Income	(0.04)		(0.01)	—	—
From Net Realized Gain	—		(0.12)	(0.13)	—

Total Distributions	(0.04)		(0.13)	(0.13)	—

Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.01	0.02	0.00	[5]

Net Increase (Decrease) in Net Asset Value	1.70		1.35	(3.12)	1.30

Net Asset Value – End of Period	$11.23		$9.53	$8.18	$11.30

Total Investment Return[6]	18.32%	(A)	18.51%	(26.71)%	13.00%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.35%	(B)	1.35%	1.66%	1.95%	(B)
Expenses Before Waivers and Related Reimbursements	2.35%	(B)	2.95%	3.71%	4.17%	(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	0.32%	(B)	0.39%	(0.13)%	(0.36)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.66)%	(B)	(1.21)%	(2.18)%	(2.58)%	(B)
Supplementary Data:
Portfolio Turnover Rate	108%	(A),(C)	128%	93%	135%	(A)
Net Assets at End of Period (in thousands)	$11,014		$6,767	$4,108	$3,873

*	Represents the period from commencement of operations (February 28, 2007) through October 31, 2007.
[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Prior to May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.35% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

[3]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Mid Cap FundTM — I Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$8.26		$7.11	$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.02		0.05	0.02
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.48		1.25	(2.91)

Total from Investment Operations	1.50		1.30	(2.89)

Distributions to Shareholders:
From Net Investment Income	(0.04)		(0.03)	—
From Net Realized Gain	—		(0.12)	—

Total Distributions	(0.04)		(0.15)	—

Net Increase (Decrease) in Net Asset Value	1.46		1.15	(2.89)

Net Asset Value – End of Period	$9.72		$8.26	$7.11

Total Investment Return[4]	18.26%	(A)	18.78%	(28.90)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.10%	(B)	1.10%	1.10%	(B)
Expenses Before Waivers and Related Reimbursements	1.73%	(B)	16.91%	4.54%	(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	(0.09)%	(B)	0.69%	0.47%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.72)%	(B)	(15.12)%	(2.97)%	(B)
Supplementary Data:
Portfolio Turnover Rate	108%	(A),(C)	128%	93%	(A)
Net Assets at End of Period (in thousands)	$11,637		$84	$71

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.10% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

[3]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Small Cap FundTM — Investor Class

	For the
	Six Months
	Ended		For the	For the	For the
	April 30, 2010		Year Ended	Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008	October 31, 2007*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$9.51		$8.44	$11.85	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.05		0.01	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	2.28		1.04	(3.35)	1.89
Net Increase from Payments by Affiliates	—		0.01	—	—

Total from Investment Operations	2.33		1.06	(3.38)	1.85

Distributions to Shareholders:
From Net Investment Income	(0.03)		—	—	—
From Net Realized Gains	(0.28)		—	(0.04)	—

Total Distributions	(0.31)		—	(0.04)	—

Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.01	0.01	0.00	[5]

Net Increase (Decrease) in Net Asset Value	2.02		1.07	(3.41)	1.85

Net Asset Value – End of Period	$11.53		$9.51	$8.44	$11.85

Total Investment Return[6]	25.03%	(A)	12.68% [7]	(28.49)%	18.50%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.45%	(B)	1.46%	1.74%	1.95%	(B)
Expenses Before Waivers and Related Reimbursements	2.18%	(B)	2.73%	3.55%	3.77%	(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	0.50%	(B)	0.10%	(0.36)%	(0.61)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.23)%	(B)	(1.17)%	(2.17)%	(2.43)%	(B)
Supplementary Data:
Portfolio Turnover Rate	109%	(A)	226%	207%	107%	(A)
Net Assets at End of Period (in thousands)	$13,483		$10,585	$3,998	$4,900

*	Represents the period from commencement of operations (February 28, 2007) through October 31, 2007.
[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Prior to May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.45% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

[3]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

[7]
The Fund’s total return consists of a voluntary reimbursement by the Adviser for a realized loss on a transaction not meeting the Fund’s investment guidelines. This item had an impact of 0.12%. If the Adviser had not made a capital contribution to the Fund, the total return would have been 12.56%. See Note 9.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Small Cap FundTM — I Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$8.59		$7.62	$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.06		0.03	0.01
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	2.05		0.93	(2.39)
Net Increase from Payments by Affiliates	—		0.01	—

Total from Investment Operations	2.11		0.97	(2.38)

Distributions to Shareholders:
From Net Investment Income	(0.06)		—	—
From Net Realized Gains	(0.28)		—	—

Total Distributions	(0.34)		—	—

Net Increase (Decrease) in Net Asset Value	1.77		0.97	(2.38)

Net Asset Value – End of Period	$10.36		$8.59	$7.62

Total Investment Return[4]	25.21%	(A)	12.73% [5]	(23.80)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.20%	(B)	1.20%	1.20%	(B)
Expenses Before Waivers and Related Reimbursements	16.76%	(B)	16.22%	4.56%	(B)
Net Investment Income After Waivers and Related Reimbursements[2]	0.75%	(B)	0.44%	0.23%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(14.82)%	(B)	(14.58)%	(3.13)%	(B)
Supplementary Data:
Portfolio Turnover Rate	109%	(A)	226%	207%	(A)
Net Assets at End of Period (in thousands)	$110		$86	$76

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]	Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.20% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).
[3]	The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.
[4]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[5]	The Fund’s total return consists of a voluntary reimbursement by the Adviser for a realized loss on a transaction not meeting the Fund’s investment guidelines. This item had an impact of 0.13%. If the Adviser had not made a capital contribution to the Fund, the total return would have been 12.60%. See Note 9.
(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Small Cap Growth FundTM — Investor Class

	For the
	Six Months
	Ended
	April 30,		For the Years Ended October 31,
	2010
	(unaudited)		2009	2008	2007	2006	2005

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$9.85		$8.32	$13.56	$11.34	$9.46	$8.88

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.04		(0.07)	(0.15)	(0.19)	(0.15)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.70		1.59	(4.64)	2.92	2.02	0.70

Total from Investment Operations	1.74		1.52	(4.79)	2.73	1.87	0.54

Distributions to Shareholders:
From Net Realized Gain	—		—	(0.47)	(0.52)	—	—

Paid-in Capital from Redemption Fees[4]	—		0.01	0.02	0.01	0.01	0.04

Net Increase (Decrease) in Net Asset Value	1.74		1.53	(5.24)	2.22	1.88	0.58

Net Asset Value – End of Period	$11.59		$9.85	$8.32	$13.56	$11.34	$9.46

Total Investment Return[5]	17.66%	(A)	18.39%	(36.32)%	25.06%	19.87%	6.53%
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.45%	(B)	1.45%	1.76%	1.95%	1.95%	1.95%
Expenses Before Waivers and Related Reimbursements	2.15%	(B)	3.87%	4.29%	3.81%	5.45%	9.14%
Net Investment Loss After Waivers and Related Reimbursements[2]	(1.02)%	(B)	(0.95)%	(1.28)%	(1.65)%	(1.65)%	(1.68)%
Net Investment Loss Before Waivers and Related Reimbursements	(1.72)%	(B)	(3.37)%	(3.81)%	(3.51)%	(5.15)%	(8.87)%
Supplementary Data:
Portfolio Turnover Rate	135%	(A),(C)	102%	139%	108%	152%	246%
Net Assets at End of Period (in thousands)	$20,060		$5,387	$2,831	$5,451	$3,592	$1,759

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the date of distributions.
[2]	Prior to May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.45% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).
[3]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[4]	Calculated based on average shares outstanding.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Small Cap Growth FundTM — I Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$8.52		$7.19	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.02		(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.49		1.36	(2.78)

Total from Investment Operations	1.51		1.33	(2.81)

Net Asset Value – End of Period	$10.03		$8.52	$7.19

Total Investment Return[4]	17.72%	(A)	18.50%	(28.10)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.20%	(B)	1.20%	1.20%	(B)
Expenses Before Waivers and Related Reimbursements	1.77%	(B)	14.78%	4.98%	(B)
Net Investment Loss After Waivers and Related Reimbursements[2]	(0.76)%	(B)	(0.68)%	(0.74)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(1.33)%	(B)	(14.26)%	(4.52)%	(B)
Supplementary Data:
Portfolio Turnover Rate	135%	(A),(C)	102%	139%	(A)
Net Assets at End of Period (in thousands)	$8,678		$151	$72

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]	Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.20% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).
[3]	The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.
[4]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Small Cap Growth FundTM — R Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$8.46		$7.17	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.03		(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.45		1.37	(2.78)

Total from Investment Operations	1.48		1.29	(2.83)

Net Asset Value – End of Period	$9.94		$8.46	$7.17

Total Investment Return[4]	17.49%	(A)	17.99%	(28.30)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.70%	(B)	1.70%	1.70%	(B)
Expenses Before Waivers and Related Reimbursements	16.98%	(B)	17.22%	5.51%	(B)
Net Investment Loss After Waivers and Related Reimbursements[2]	(1.28)%	(B)	(1.16)%	(1.24)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(16.55)%	(B)	(16.68)%	(5.05)%	(B)
Supplementary Data:
Portfolio Turnover Rate	135%	(A),(C)	102%	139%	(A)
Net Assets at End of Period (in thousands)	$99		$85	$72

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]	Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).
[3]	The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.
[4]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Focus Fund — Investor Class

	For the
	Six Months
	Ended		For the Year Ended October 31,
	April 30, 2010
	(unaudited)		2009	2008	2007	2006	2005

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$37.56		$37.40	$57.97	$49.36	$40.36	$37.68

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.12		(0.42)	(0.44)	0.08	(0.43)	(0.27)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	8.72		5.76	(19.51)	8.63	10.20	3.51

Total from Investment Operations	8.84		5.34	(19.95)	8.71	9.77	3.24

Distributions to Shareholders:
From Net Investment Income	—		—	(0.12)	—	—	—
From Net Realized Gain	—		(5.19)	(0.51)	(0.12)	(0.77)	(0.57)

Total Distributions	—		(5.19)	(0.63)	(0.12)	(0.77)	(0.57)

Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.01	0.01	0.02	0.00 [5]	0.01

Net Increase (Decrease) in Net Asset Value	8.84		0.16	(20.57)	8.61	9.00	2.68

Net Asset Value – End of Period	$46.40		$37.56	$37.40	$57.97	$49.36	$40.36

Total Investment Return[6]	23.54%	(A)	17.74%	(34.73)%	17.72%	24.53%	8.63%
Ratios to Average Net Assets:
Expenses After Waivers[2]	1.52%	(B)	1.43%	1.42%	1.40%	1.38%	1.50%
Expenses Before Waivers	1.52%	(B)	1.43%	1.42%	1.40%	1.40%	1.53%
Net Investment Income (Loss) After Waivers[2]	(1.31)%	(B)	(1.16)%	(0.67)%	0.14%	(0.94)%	(0.56)%
Net Investment Income (Loss) Before Waivers	(1.31)%	(B)	(1.16)%	(0.67)%	0.14%	(0.96)%	(0.59)%
Supplementary Data:
Portfolio Turnover Rate	0%	(A),(C)	5%	17%	5%	3%	20%
Net Assets at End of Period (in thousands)	$735,452		$759,774	$717,780	$1,556,339	$929,590	$805,858

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).
[3]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
(A)	Not Annualized
(B)	Annualized
(C)	Less than 1%

The FBR Funds

Financial Highlights (continued)

	FBR Focus Fund — I Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$2.10		$7.27	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1]	0.02		(0.01)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments[1,2]	0.48		0.03	(2.73)

Total from Investment Operations	0.50		0.02	(2.74)

Distributions to Shareholders:
From Net Investment Income	(0.02)		—	—
From Net Realized Gain	—		(5.19)	—

Paid-in Capital from Redemption Fees[3]	0.00	[5]	0.00 [5]	0.01

Net Decrease in Net Asset Value	0.48		(5.17)	(2.73)

Net Asset Value – End of Period	$2.58		$2.10	$7.27

Total Investment Return[4]	23.95%	(A)	18.15%	(27.30)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers	1.26%	(B)	1.15%	1.05%	(B)
Expenses Before Waivers	1.26%	(B)	1.15%	1.05%	(B)
Net Investment Loss After Waivers	(1.06)%	(B)	(0.88)%	(0.70)%	(B)
Net Investment Loss Before Waivers	(1.06)%	(B)	(0.88)%	(0.70)%	(B)
Supplementary Data:
Portfolio Turnover Rate	0%	(A),(C)	5%	17%	(A)
Net Assets at End of Period (in thousands)	$32,082		$34,225	$16,831

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]	Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.
[3]	Calculated based on average shares outstanding.
[4]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[5]	Less than $0.01
(A)	Not Annualized
(B)	Annualized
(C)	Less than 1%

The FBR Funds

Financial Highlights (continued)

	FBR Focus Fund — R Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$2.03		$7.24	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.01		(0.03)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	0.46		0.01	(2.71)

Total from Investment Operations	0.47		(0.02)	(2.76)

Distributions to Shareholders:
From Net Realized Gain	—		(5.19)	—

Paid-in Capital from Redemption Fees[3]	0.00	[5]	0.00 [5]	—

Net Increase (Decrease) in Net Asset Value	0.47		(5.21)	(2.76)

Net Asset Value – End of Period	$2.50		$2.03	$7.24

Total Investment Return[4]	23.36%	(A)	16.80%	(27.60)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	2.20%	(B)	2.20%	1.80%	(B)
Expenses Before Waivers and Related Reimbursements	8.94%	(B)	11.24%	3.79%	(B)
Net Investment Loss After Waivers and Related Reimbursements[2]	(2.00)%	(B)	(1.94)%	(1.36)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(8.73)%	(B)	(10.98)%	(3.35)%	(B)
Supplementary Data:
Portfolio Turnover Rate	0%	(A),(C)	5%	17%	(A)
Net Assets at End of Period (in thousands)	$207		$166	$72

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]	Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 2.20% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).
[3]	The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.
[4]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[5]	Less than $0.01
(A)	Not Annualized
(B)	Annualized
(C)	Less than 1%

The FBR Funds

Financial Highlights (continued)

	FBR Large Cap Financial Fund — Investor Class

	For the
	Six Months
	Ended		For the Year Ended October 31,
	April 30, 2010
	(unaudited)		2009	2008	2007	2006	2005

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$12.61		$11.14	$18.71	$21.67	$21.84	$24.46

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.01		0.00 [5]	0.14	0.14	0.13	0.13
Net Realized and Unrealized Gain (Loss) on
Investments[1,3]	2.31		1.58	(3.86)	(0.97)	2.72	0.15

Total from Investment Operations	2.32		1.58	(3.72)	(0.83)	2.85	0.28

Distributions to Shareholders:
From Net Investment Income	—		(0.10)	(0.18)	(0.11)	(0.16)	(0.08)
Distribution in Excess of Net
Investment Income	—		(0.02)	—	—	—	—
From Net Realized Gain	—		—	(3.68)	(2.02)	(2.86)	(2.82)

Total Distributions	—		(0.12)	(3.86)	(2.13)	(3.02)	(2.90)

Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.01	0.01	0.00 [5]	0.00 [5]	0.00 [5]

Net Increase (Decrease) in Net Asset Value	2.32		1.47	(7.57)	(2.96)	(0.17)	(2.62)

Net Asset Value – End of Period	$14.93		$12.61	$11.14	$18.71	$21.67	$21.84

Total Investment Return[6]	18.40%	(A)	14.52%	(23.76)%	(4.59)%	14.21%	0.86%
Ratios to Average Net Assets:
Expenses After Waivers[2]	1.56%	(B)	1.81%	1.88%	1.89%	1.83%	1.95%
Expenses Before Waivers	1.56%	(B)	1.81%	2.01%	1.92%	1.84%	1.96%
Net Investment Income (Loss) After Waivers[2]	(0.27)%	(B)	(0.08)%	1.63%	0.59%	0.68%	0.62%
Net Investment Income (Loss) Before Waivers	(0.27)%	(B)	(0.08)%	1.50%	0.56%	0.67%	0.61%
Supplementary Data:
Portfolio Turnover Rate	86%	(A)	220%	509%	95%	54%	41%
Net Assets at End of Period (in thousands)	$50,115		$37,195	$24,272	$15,951	$26,313	$29,037

[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

[3]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Financial Fund — Investor Class

	For the
	Six Months
	Ended		For the Year Ended October 31,
	April 30, 2010
	(unaudited)		2009	2008	2007		2006	2005

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$15.91		$15.22	$23.18	$32.70		$32.96	$36.41

Income (Loss) from Investment Operations:
Net Investment Income[1]	0.04		0.06	0.24	0.29		0.14	0.23
Net Realized and Unrealized Gain (Loss) on Investments[1,2]	5.76		0.81	(1.69)	(5.31)		3.44	0.85

Total from Investment Operations	5.80		0.87	(1.45)	(5.02)		3.58	1.08

Distributions to Shareholders:
From Net Investment Income	(0.07)		(0.19)	(0.28)	(0.15)		(0.14)	(0.18)
From Net Realized Gain	—		—	(6.24)	(4.35)		(3.70)	(4.36)

Total Distributions	(0.07)		(0.19)	(6.52)	(4.50)		(3.84)	(4.54)

Paid-in Capital from Redemption Fees[3]	0.00	[4]	0.01	0.01	0.00	[4]	0.00 [4]	0.01

Net Increase (Decrease) in Net Asset Value	5.73		0.69	(7.96)	(9.52)		(0.26)	(3.45)

Net Asset Value – End of Period	$21.64		$15.91	$15.22	$23.18		$32.70	$32.96

Total Investment Return[5]	36.55%	(A)	5.89%	(6.76)%	(18.02)%		11.81%	2.63%
Ratios to Average Net Assets:
Expenses After Waivers	1.50%	(B)	1.51%	1.49%	1.51%		1.46%	1.55%
Expenses Before Waivers	1.50%	(B)	1.51%	1.49%	1.51%		1.46%	1.55%
Net Investment Income After Waivers	0.41%	(B)	0.50%	1.48%	0.93%		0.45%	0.69%
Net Investment Income Before Waivers	0.41%	(B)	0.50%	1.48%	0.93%		0.45%	0.69%
Supplementary Data:
Portfolio Turnover Rate	42%	(A)	118%	147%	13%		8%	15%
Net Assets at End of Period (in thousands)	$311,438		$187,561	$181,803	$144,214		$346,155	$463,333

[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Calculated based on average shares outstanding.
[4]	Less than $0.01
[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Financial Fund — I Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.34		$9.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.16		0.19	0.02
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	3.61		0.40	(0.06)

Total from Investment Operations	3.77		0.59	(0.04)

Distributions to Shareholders:
From Net Investment Income	(0.13)		(0.21)	—

Net Increase (Decrease) in Net Asset Value	3.64		0.38	(0.04)

Net Asset Value – End of Period	$13.98		$10.34	$9.96

Total Investment Return[4]	36.84%	(A)	6.14%	(0.40)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.15%	(B)	1.56%	1.31%	(B)
Expenses Before Waivers and Related Reimbursements	1.15%	(B)	1.56%	1.31%	(B)
Net Investment Income After Waivers and Related Reimbursements[2]	0.76%	(B)	0.04%	1.49%	(B)
Net Investment Income Before Waivers and Related Reimbursements	0.76%	(B)	0.04%	1.49%	(B)
Supplementary Data:
Portfolio Turnover Rate	42%	(A)	118%	147%	(A)
Net Assets at End of Period (in thousands)	$21,724		$10,638	$3,952

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquiured fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses and effective May 30, 2008, the recoupment of certain previously waived fees.

[3]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Financial Fund — R Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.25		$9.93	$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.10		(0.00)[4]	0.08
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	3.59		0.48	(0.15)

Total from Investment Operations	3.69		0.48	(0.07)

Distributions to Shareholders:
From Net Investment Income	(0.04)		(0.16)	—

Net Increase (Decrease) in Net Asset Value	3.65		0.32	(0.07)

Net Asset Value – End of Period	$13.90		$10.25	$9.93

Total Investment Return[5]	36.09%	(A)	5.02%	(0.70)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	2.20%	(B)	2.20%	1.86%	(B)
Expenses Before Waivers and Related Reimbursements	11.69%	(B)	11.85%	3.54%	(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	(0.31)%	(B)	(0.18)%	1.83%	(B)
Net Investment Income (Loss) Before Waivers and Related Reimbursements	(9.80)%	(B)	(9.83)%	0.15%	(B)
Supplementary Data:
Portfolio Turnover Rate	42%	(A)	118%	147%	(A)
Net Assets at End of Period (in thousands)	$163		$126	$99

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 2.20% (excluding interest, taxes, brokerage commissions, dividend expenses, acquiured fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

[3]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Less than $0.01
[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Technology Fund — Investor Class

	For the
	Six Months
	Ended		For the Year Ended October 31,
	April 30, 2010
	(unaudited)		2009	2008	2007	2006	2005

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$9.05		$6.96	$13.34	$11.97	$10.82	$10.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.02		(0.08)	(0.12)	(0.05)	(0.04)	(0.05)
Net Realized and Unrealized Gain (Loss)
on Investments[1,3]	1.56		2.16	(5.03)	1.81	1.77	1.53

Total from Investment Operations	1.58		2.08	(5.15)	1.76	1.73	1.48

Distributions to Shareholders:
From Net Realized Gain	—		—	(1.23)	(0.39)	(0.58)	(1.62)

Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.01	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]

Net Increase (Decrease) in Net Asset Value	1.58		2.09	(6.38)	1.37	1.15	(0.14)

Net Asset Value – End of Period	$10.63		$9.05	$6.96	$13.34	$11.97	$10.82

Total Investment Return[6]	17.46%	(A)	30.03%	(42.30)%	15.18%	16.40%	14.51%
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.95%	(B)	1.95%	1.84%	1.70%	1.87%	1.94%
Expenses Before Waivers and Related Reimbursements	2.05%	(B)	3.00%	1.92%	1.70%	1.92%	2.74%
Net Investment Loss After Waivers and Related Reimbursements[2]	(1.31)%	(B)	(1.05)%	(0.60)%	(0.41)%	(0.60)%	(0.77)%
Net Investment Loss Before Waivers and Related Reimbursements	(1.41)%	(B)	(2.10)%	(0.68)%	(0.41)%	(0.65)%	(1.57)%
Supplementary Data:
Portfolio Turnover Rate	129%	(A),(C)	211%	175%	229%	108%	100%
Net Assets at End of Period (in thousands)	$14,360		$8,388	$7,689	$40,935	$39,407	$14,810

[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

[3]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Technology Fund
	I Class

	For the Period Ended April 30, 2010* (unaudited)

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.46

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]	(0.02)
Net Realized and Unrealized Gain on Investments[1,3]	0.20

Total from Investment Operations	0.18

Distributions to Shareholders:
From Net Realized Gain	—

Paid-in Capital from Redemption Fees[4]	0.00	[5]

Net Increase in Net Asset Value	0.18

Net Asset Value – End of Period	$10.64

Total Investment Return[6]	1.72%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.94%	(B)
Expenses Before Waivers and Related Reimbursements	1.94%	(B)
Net Investment Loss After Waivers and Related Reimbursements[2]	(1.63)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(1.63)%	(B)
Supplementary Data:
Portfolio Turnover Rate	129%	(A),(C)
Net Assets at End of Period (in thousands)	$6,023

*	Represents the period from inception of share class (March 12, 2010) through April 30, 2010.
[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

[3]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized
(C)	Excludes merger activity. See Note 12.

The FBR Funds

Financial Highlights (continued)

	FBR Gas Utility Index Fund — Investor Class

	For the
	Six Months
	Ended		For the Year Ended October 31,
	April 30, 2010
	(unaudited)		2009	2008	2007	2006	2005

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$15.13		$15.26	$23.14	$19.48	$17.25	$14.67

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.43		0.49	0.47	0.47	0.50	0.52
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.95		0.60	(6.13)	3.67	2.34	2.47

Total from Investment Operations	2.38		1.09	(5.66)	4.14	2.84	2.99

Distributions to Shareholders:
From Net Investment Income	(0.22)		(0.49)	(0.47)	(0.48)	(0.61)	(0.41)
From Net Realized Gain	(0.02)		(0.74)	(1.75)	—	—	—

Total Distributions	(0.24)		(1.23)	(2.22)	(0.48)	(0.61)	(0.41)

Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.01	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]

Net Increase (Decrease) in Net Asset Value	2.14		(0.13)	(7.88)	3.66	2.23	2.58

Net Asset Value – End of Period	$17.27		$15.13	$15.26	$23.14	$19.48	$17.25

Total Investment Return[6]	15.78%	(A)	8.18%	(26.81)%	21.51%	16.84%	20.48%
Ratios to Average Net Assets:
Expenses After Waivers[2]	0.75%	(B)	0.76%	0.70%	0.75%	0.80%	0.80%
Expenses Before Waivers	0.75%	(B)	0.76%	0.70%	0.75%	0.80%	0.80%
Net Investment Income After Waivers[2]	2.73%	(B)	3.51%	2.39%	2.21%	2.69%	3.18%
Net Investment Income Before Waivers	2.73%	(B)	3.51%	2.39%	2.21%	2.69%	3.18%
Supplementary Data:
Portfolio Turnover Rate	6%	(A)	26%	27%	22%	16%	20%
Net Assets at End of Period (in thousands)	$231,244		$193,679	$198,569	$285,951	$270,031	$295,804

[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 0.85% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

[3]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Gas Utility Index Fund — R Class

	For the
	Six Months
	Ended		For the	For the
	April 30, 2010		Year Ended	Period Ended
	(unaudited)		October 31, 2009	October 31, 2008*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$6.35		$7.16	$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.38		0.22	0.07
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	0.59		0.18	(2.84)

Total from Investment Operations	0.97		0.40	(2.77)

Distributions to Shareholders:
From Net Investment Income	(0.20)		(0.47)	(0.07)
From Net Realized Gain	(0.02)		(0.74)	—

Total Distributions	(0.22)		(1.21)	(0.07)

Net Increase (Decrease) in Net Asset Value	0.75		(0.81)	(2.84)

Net Asset Value – End of Period	$7.10		$6.35	$7.16

Total Investment Return[4]	15.33%	(A)	7.52%	(27.84)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.35%	(B)	1.35%	1.19%	(B)
Expenses Before Waivers and Related Reimbursements	16.24%	(B)	16.26%	3.39%	(B)
Net Investment Income After Waivers and Related Reimbursements[2]	2.13%	(B)	2.80%	1.87%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(12.76)%	(B)	(12.11)%	(0.33)%	(B)
Supplementary Data:
Portfolio Turnover Rate	6%	(A)	26%	27%
Net Assets at End of Period (in thousands)	$122		$91	$72

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.35% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

[3]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Schedule of Shareholder Expenses
(unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 through April 30, 2010).

Actual Expenses
The table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended April 30, 2010” to estimate the expenses you paid on your account during this period.

The FBR Funds

Schedule of Shareholder Expenses (continued)
(unaudited)

				Expenses Paid
	Net Expense	Beginning	Ending	During the
	Ratio	Account	Account	Six Months
	Annualized	Value	Value	Ended
	April 30, 2010	November 1, 2009	April 30, 2010	April 30, 2010*

Pegasus Fund
Investor Class	1.25%	$1,000.00	$1,139.80	$6.63
I Class	1.00	1,000.00	1,141.40	5.31
Pegasus Mid Cap Fund
Investor Class	1.35	1,000.00	1,183.20	7.31
I Class	1.10	1,000.00	1,182.60	5.95
Pegasus Small Cap Fund
Investor Class	1.45	1,000.00	1,250.30	8.09
I Class	1.20	1,000.00	1,252.10	6.70
Pegasus Small Cap Growth Fund
Investor Class	1.45	1,000.00	1,176.60	7.83
I Class	1.20	1,000.00	1,177.20	6.48
R Class	1.70	1,000.00	1,174.90	9.17
Focus Fund
Investor Class	1.52	1,000.00	1,235.40	8.42
I Class	1.26	1,000.00	1,239.50	7.00
R Class	2.20	1,000.00	1,233.60	12.18
Large Cap Financial Fund
Investor Class	1.56	1,000.00	1,184.00	8.45
Small Cap Financial Fund
Investor Class	1.50	1,000.00	1,365.50	8.80
I Class	1.15	1,000.00	1,368.40	6.75
R Class	2.20	1,000.00	1,360.90	12.88
Technology Fund
Investor Class	1.95	1,000.00	1,174.60	10.51
I Class**	1.94	1,000.00	1,017.20	9.70
Gas Utility Index Fund
Investor Class	0.75	1,000.00	1,157.80	4.01
R Class	1.35	1,000.00	1,153.30	7.21

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year then divided by 365.

**	The inception date for the I Class is March 12, 2010.

The FBR Funds

Schedule of Shareholder Expenses (continued)
(unaudited)

Hypothetical Example for Comparison Purposes
The table on the following page provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The FBR Funds

Schedule of Shareholder Expenses (continued)
(unaudited)

				Expenses Paid
	Net Expense	Beginning	Ending	During the
	Ratio	Account	Account	Six Months
	Annualized	Value	Value	Ended
	April 30, 2010	November 1, 2009	April 30, 2010	April 30, 2010*

Pegasus Fund
Investor Class	1.25%	$1,000.00	$1,018.60	$6.26
I Class	1.00	1,000.00	1,019.84	5.01
Pegasus Mid Cap Fund
Investor Class	1.35	1,000.00	1,018.10	6.76
I Class	1.10	1,000.00	1,019.34	5.51
Pegasus Small Cap Fund
Investor Class	1.45	1,000.00	1,017.60	7.25
I Class	1.20	1,000.00	1,018.84	6.01
Pegasus Small Cap Growth Fund
Investor Class	1.45	1,000.00	1,017.60	7.25
I Class	1.20	1,000.00	1,018.84	6.01
R Class	1.70	1,000.00	1,016.36	8.50
Focus Fund
Investor Class	1.52	1,000.00	1,017.26	7.60
I Class	1.26	1,000.00	1,018.55	6.31
R Class	2.20	1,000.00	1,013.88	10.99
Large Cap Financial Fund
Investor Class	1.56	1,000.00	1,017.06	7.80
Small Cap Financial Fund
Investor Class	1.50	1,000.00	1,017.36	7.50
I Class	1.15	1,000.00	1,019.09	5.76
R Class	2.20	1,000.00	1,013.88	10.99
Technology Fund
Investor Class	1.95	1,000.00	1,015.12	9.74
I Class**	1.94	1,000.00	1,015.17	9.69
Gas Utility Index Fund
Investor Class	0.75	1,000.00	1,021.08	3.76
R Class	1.35	1,000.00	1,018.10	6.76

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year then divided by 365.

**	The inception date for the I Class is March 12, 2010.

The FBR Funds

Notes to Financial Statements
(unaudited)

1.     Organization

The FBR Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a business trust under the laws of the State of Delaware on September 29, 2003. The Trust currently consists of eleven series. This report includes the following nine series: FBR Pegasus FundTM (“Pegasus Fund”), FBR Pegasus Mid Cap FundTM (“Pegasus Mid Cap Fund”), FBR Pegasus Small Cap FundTM (“Pegasus Small Cap Fund”), FBR Pegasus Small Cap Growth FundTM (“Pegasus Small Cap Growth Fund”), FBR Focus Fund (“Focus Fund”), FBR Large Cap Financial Fund (“Large Cap Financial Fund”), FBR Small Cap Financial Fund (“Small Cap Financial Fund”), FBR Technology Fund (“Technology Fund”) and FBR Gas Utility Index Fund (“Gas Utility Index Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value which may be issued in more than one class or series, the R Class shares intended for retirement investors and I Class shares intended for institutional investors. In all Funds the initial class of shares is referred to as Investor Class.

On March 12, 2010, certain FBR Funds acquired substantially all the assets and assumed the liabilities of certain AFBA 5Star Funds, each a series of the AFBA 5Star Funds, a Delaware statutory trust, registered under the 1940 Act as an open end management investment company (see Note 12).

On March 12, 2010, following this acquisition, the FBR Technology Fund I Class shares commenced operations (see Note 12).

The Pegasus Fund, a non-diversified fund, invests in the stocks of companies of any size without regard to market capitalization. The investment objective of the Fund is capital appreciation.

The Pegasus Mid Cap Fund, a non-diversified fund, invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid capitalization (“mid-cap”) companies. The investment objective of the Fund is capital appreciation.

The Pegasus Small Cap Fund, a non-diversified fund, invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small capitalization (“small-cap”) companies. The investment objective of the Fund is capital appreciation.

The Pegasus Small Cap Growth Fund, a non-diversified fund, invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies. The investment objective of the Fund is long-term capital appreciation.

The Focus Fund, a non-diversified fund, invests, under normal circumstances, primarily in securities of companies traded in domestic markets. The investment objective of the Fund is capital appreciation.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

The Large Cap Financial Fund, a non-diversified fund, invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies principally engaged in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses. The investment objective of the Fund is capital appreciation.

The Small Cap Financial Fund, a non-diversified fund, invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies principally engaged in the business of providing financial services to consumers and industry. The investment objective of the Fund is capital appreciation.

The Technology Fund, a non-diversified fund, invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The investment objective of the Fund is long-term capital appreciation.

The Gas Utility Index Fund, a non-diversified fund, invests, under normal circumstances, at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. The investment objective of the Fund is income and capital appreciation.

2.     Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

The Funds have adopted FASB ASC 820 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted principles (GAAP) from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2010, the Funds did not hold any Level 3 categorized securities during the six months ended or at April 30, 2010:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs

Pegasus Fund
Common Stocks*	$51,867,971	$—	$—
Mutual Fund	1,049,165	—	—

Total	52,917,136	—	—

Pegasus Mid Cap Fund
Common Stocks*	22,356,202	—	—
Mutual Fund	545,179	—	—

Total	22,901,381	—	—

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs

Pegasus Small Cap Fund
Common Stocks*	$13,168,499	$—	$—
Mutual Fund	180,942	—	—

Total	13,349,441	—	—

Pegasus Small Cap
Growth Fund
Common Stocks*	28,078,564	—	—
Mutual Fund	116,548	—	—

Total	28,195,112	—	—

Focus Fund
Common Stocks*	750,146,241	—	—
Mutual Fund	19,004,961	—	—

Total	769,151,202	—	—

Large Cap Financial Fund
Common Stocks*	48,801,310	—	—
Mutual Fund	1,667,103	—	—

Total	50,468,413	—	—

Small Cap Financial Fund
Common Stocks*	307,289,612	—	—
Mutual Fund	33,843,444	—	—

Total	341,133,056	—	—

Technology Fund
Common Stocks*	19,811,407	—	—
Mutual Fund	877,753	—	—

Total	20,689,160	—	—

Gas Utility Index Fund
Common Stocks*	229,602,183	—	—
Mutual Fund	2,412,457	—	—

Total	232,014,640	—	—

* Please refer to portfolio of investment for industry classifications of common stocks.

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

measurements. The guidance also clarifies existing fair value disclosures about the Level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

Share Valuation — The NAV of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV. The Funds charge a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Expenses — The Funds pay all operational expenses, which are either charged directly to a Fund for which the expense is attributable or are allocated proportionately among the Funds based on allocation methods approved by the Board.

Distributions to Shareholders — Each Fund, except the Gas Utility Index Fund, declares and pays any dividends from its net investment income, if any, annually. The Gas Utility Index Fund declares and pays any such dividends quarterly. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Funds have agreed to purchase securities from financial Institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the adviser considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

3.     Risk Factors

Equity Investments — Because each of the Funds invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by a Fund, can affect the Fund’s performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

IPO Investments — IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Temporary Defensive Position — Each of the Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration — Because of their narrow focus, the Large Cap Financial Fund and the Small Cap Financial Fund (“Financial Funds”), the Technology Fund and the Gas

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

Utility Index Fund are tied closely to and affected by the financial services, technology, and natural gas distribution and transmission industries, respectively. The value of the Funds may be subject to greater volatility than funds with portfolios that are less concentrated.

Investments in Derivatives — Each Fund, except the Gas Utility Index Fund, may engage in derivative instruments such as options, futures and forward foreign currency exchange contracts. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. A Fund may use derivatives for either hedging or non-hedging purposes, or for both purposes, including for purposes of enhancing return. Investing for non-hedging purposes may be considered speculative and involve additional risks.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

4.     Transactions with Affiliates

Investment Adviser — FBR Fund Advisers, Inc. (“Fund Advisers”) serves as investment adviser to the Funds. For its advisory services, Fund Advisers receives a monthly fee at an annual rate of 0.90% of the average daily net assets of the Pegasus Fund, Pegasus Mid Cap Fund, Pegasus Small Cap Fund, Pegasus Small Cap Growth Fund, Focus Fund, Large Cap Financial Fund, Small Cap Financial Fund, and Technology Fund, and at an annual rate of 0.40% of the average daily net assets of the Gas Utility Index Fund.

Fund Advisers has contractually agreed to limit each class of shares of each Fund’s total operating expenses and to maintain these limitations with regard to each class of shares of each Fund through February 28, 2013. The following are the limits for the Funds, based on average daily net assets (excluding interest, taxes, brokerage commissions, dividend

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

	Investor Class	I Class	R Class

Pegasus Fund	1.25%	1.00%	NA
Pegasus Mid Cap Fund	1.35%	1.10%	NA
Pegasus Small Cap Fund	1.45%	1.20%	NA
Pegasus Small Cap Growth Fund	1.45%	1.20%	1.70%
Focus Fund	1.95%	1.70%	2.20%
Large Cap Financial Fund	1.95%	NA	NA
Small Cap Financial Fund	1.95%	1.70%	2.20%
Technology Fund	1.95%	1.70%	NA
Gas Utility Index Fund	0.85%	NA	1.35%

Effective May 30, 2008, Fund Advisers may recoup any waived amount from a Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

As of April 30, 2010, the Funds had the following amounts (and year of expiration) subject to repayment to Fund Advisers:

	Year Fees	Repayment
	Waived	Expires	Balance

Pegasus Fund - Investor Class	2008	2011	$42,645
	2009	2012	112,398
	2010	2013	54,058
Pegasus Fund - I Class	2008	2011	1,153
	2009	2012	11,563
	2010	2013	10,370
Pegasus Mid Cap Fund- Investor Class	2008	2011	37,881
	2009	2012	99,322
	2010	2013	40,958
Pegasus Mid Cap Fund- I Class	2008	2011	1,295
	2009	2012	11,525
	2010	2013	9,944
Pegasus Small Cap Fund - Investor Class	2008	2011	36,709
	2009	2012	92,582
	2010	2013	43,069
Pegasus Small Cap Fund - I Class	2008	2011	1,298
	2009	2012	11,387
	2010	2013	7,471
Pegasus Small Cap Growth Fund - Investor Class	2008	2011	44,078
	2009	2012	98,547
	2010	2013	34,620

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

	Year Fees	Repayment
	Waived	Expires	Balance

Pegasus Small Cap Growth Fund - I Class	2008	2011	1,436
	2009	2012	11,301
	2010	2013	6,948
Pegasus Small Cap Growth Fund - R Class	2008	2011	1,450
	2009	2012	11,300
	2010	2013	6,978
Focus Fund - R Class	2008	2011	709
	2009	2012	10,825
	2010	2013	6,260
Small Cap Financial Fund - R Class	2008	2011	687
	2009	2012	10,554
	2010	2013	6,883
Technology Fund - Investor Class	2008	2011	7,400
	2009	2012	72,289
	2010	2013	5,428
Gas Utility Index Fund - I Class	2010	2013	7,574

During the six months ended April 30, 2010, the Large Cap Financial Fund – Investor Class and the Gas Utility Index Fund – Investor Class repaid Fund Advisers $104 and $78 for fees waived during the fiscal year ended October 31, 2009, respectively.

Administrator — JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the Funds’ registration statements. Pursuant to the Agreement, JPMorgan receives a monthly fee based on average daily net assets of the Trust.

Pursuant to the Administrative Services Agreement, Fund Advisers also provides administrative services to the Funds including oversight of service providers. For the period ended April 30, 2010, Fund Advisers received 0.04% of average daily net assets of the Trust. Prior to November 1, 2009, the Fund Advisers received 0.02% of average daily net assets of the Trust. Fund Advisers also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds. Fund Advisers compensates all personnel, Officers and Trustees of the Funds if such persons are employees of Fund Advisers. For the six months ended April 30, 2010, JPMorgan earned $108,849 and Fund Advisers earned $306,128 in Administrator fees.

Plan of Distribution — The Trust, on behalf of the Investor Class shares of each Fund, except the Gas Utility Index Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Investor Class Plan, each Fund may pay FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. The Trust has also adopted a Distribution Plan for R

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

Class shareholders of certain Funds that pays a fee at an annual rate of up to 0.50% of each Fund’s average daily net assets. Fees paid to the Distributor under the Plans are payable without regard to actual expenses incurred.

Brokerage Commissions — For the six months ended April 30, 2010, the Small Cap Financial Fund and the Large Cap Financial Fund paid $12,442 and $600, respectively, in brokerage commissions from portfolio transactions to FBR Capital Markets & Co. (“FBR & Co.”), an affiliate of Fund Advisers and the Distributor. No other Fund paid commissions to FBR & Co. during the period.

Trustees’ Fees — Each Trustee of the Trust who is not an employee or affiliate of Fund Advisers receives an annual retainer fee of $25,000 and an additional meeting fee of $2,500 for each regular meeting attended. In addition, each Trustee that serves on the Audit Committee or Nominating Committee receives a meeting fee of $1,000 for attendance at the meeting. If a Trustee participates by teleconference, the meeting fee is $1,000. The Chairman of the Board, an independent Trustee, receives an additional $2,000 for each meeting attended, and the Audit Committee Chairman receives an additional $1,000 for each committee meeting attended.

5.     Investment Transactions

For the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund were as follows:

	Purchases		Sales

Pegasus Fund	$25,428,925	*	$10,239,077
Pegasus Mid Cap Fund	14,384,502	*	8,627,671
Pegasus Small Cap Fund	12,962,836		12,521,986
Pegasus Small Cap Growth Fund	19,663,797	*	11,619,174
Focus Fund	991,815		181,140,374
Large Cap Financial Fund	37,320,850		30,116,055
Small Cap Financial Fund	141,332,597		86,952,571
Technology Fund	18,363,813	*	13,755,313
Gas Utility Index Fund	23,890,958		12,729,533

* Purchases exclude the value of securities acquired in connection with the Fund merger (See Note 12).

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

6.     Capital Share Transactions

	FBR Pegasus Fund		FBR Pegasus Mid Cap Fund

	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	April 30,	October 31,	April 30,	October 31,
	2010	2009	2010	2009

Capital Transactions:
Investor Class
Proceeds from Sale of Shares	$5,810,764	$17,513,723	$2,015,274	$5,938,063
Reinvestment of Distributions	90,346	37,852	26,279	70,620
Shares issued in connection with acquisition (Note 12)	1,621,780	—	3,045,738	—
Cost of Shares Redeemed	(7,541,972)	(6,489,882)	(2,318,185)	(4,584,753)
Redemption Fees	1,543	7,141	404	7086

Investor Class Transactions	$(17,539)	$11,068,834	$2,769,510	$1,431,016

I Class
Proceeds from Sale of Shares	$151,630	$14,527	$28,970	$—
Reinvestment of Distributions	677	633	451	1,509
Shares issued in connection with acquisition (Note 12)	30,267,605	—	11,321,429	—
Cost of Shares Redeemed	(1,946,032)	(279)	(530,851)	—
Redemption Fees	139	3	—	—

I Class Transactions	$28,474,019	$14,884	$10,819,999	$1,509

Net Increase (Decrease) from Capital Transactions	$28,456,480	$11,083,718	$13,589,509	$1,432,525

Share Transactions:
Investor Class
Sold	545,189	2,091,570	182,245	727,540
Issued in Reinvestment of Distributions	8,654	4,834	2,559	9,098
Shares issued in connection with acquisition (Note 12)	149,555	—	279,797	—
Redeemed	(634,082)	(707,768)	(193,304)	(529,080)

Change in Investor Class Shares	69,316	1,388,636	271,297	207,558

I Class
Sold	16,085	1,655	3,014	—
Issued in Reinvestment of Distributions	75	93	51	224
Shares issued in connection with acquisition (Note 12)	3,226,962	—	1,201,247	—
Redeemed	(64,078)	(31)	(17,693)	—

Change in I Class Shares	3,179,044	1,717	1,186,619	224

Net Increase (Decrease) from Shares Transactions	3,248,360	1,390,353	1,457,916	207,782

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

	FBR Pegasus		FBR Pegasus Small
	Small Cap Fund		Cap Growth Fund

	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	April 30,	October 31,	April 30,	October 31,
	2010	2009	2010	2009

Capital Transactions:
Investor Class
Proceeds from Sale of Shares	$1,395,050	$7,550,993	$1,710,029	$4,836,172
Reinvestment of Distributions	345,920	—	—	—
Shares issued in connection with acquisition (Note 12)	—	—	13,424,637	—
Cost of Shares Redeemed	(1,151,836)	(2,773,221)	(2,459,220)	(3,101,762)
Redemption Fees	154	8,520	522	6715

Investor Class Transactions	$589,288	$4,786,292	$12,675,968	$1,741,125

I Class
Proceeds from Sale of Shares	$2,500	$—	$139,238	$65,775
Reinvestment of Distributions	3,450	—	—	—
Shares issued in connection with acquisition (Note 12)	—	—	8,335,580	—
Cost of Shares Redeemed	—	—	(478,905)	—
Redemption Fees	—	—	—	—

I Class Transactions	$5,950	$—	$7,995,913	$65,775

R Class
Proceeds from Sale of Shares	$—	$—	$—	$—
Reinvestment of Distributions	—	—	—	—
Cost of Shares Redeemed	—	—	—	—

R Class Transactions	$—	$—	$—	$—

Net Increase (Decrease) from Capital Transactions	$595,238	$4,786,292	$20,671,881	$1,806,900

Share Transactions:
Investor Class
Sold	130,992	969,637	159,893	564,085
Issued in Reinvestment of Distributions	34,573	—	—	—
Shares issued in connection with acquisition (Note 12)	—	—	1,199,929	—
Redeemed	(109,169)	(330,293)	(175,396)	(357,540)

Change in Investor Class Shares	56,396	639,344	1,184,426	206,545

I Class
Sold	255	—	14,402	7,770
Issued in Reinvestment of Distributions	382	—	—	—
Shares issued in connection with acquisition (Note 12)	—	—	860,753	—
Redeemed	—	—	(27,963)	—

Change in I Class Shares	637	—	847,192	—

R Class
Sold	—	—	—	—
Issued in Reinvestment of Distributions	—	—	—	—
Redeemed	—	—	—	—

Change in R Class Shares	—	—	—	—

Net Increase (Decrease) from Shares Transactions	57,033	639,344	2,031,618	214,315

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

			FBR Large Cap		FBR Small Cap
	FBR Focus Fund		Financial Fund		Financial Fund

	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2010	2009	2010	2009	2010	2009

Capital Transactions:
Investor Class
Proceeds from Sale of Shares	$46,035,919	$364,670,766	$21,761,846	$30,236,869	$98,003,230	$137,376,905
Reinvestment of Distributions	—	93,731,941	—	237,972	703,797	2,289,047
Cost of Shares Redeemed	(226,507,510)	(447,111,728)	(14,655,787)	(19,147,301)	(40,376,997)	(137,859,395)
Redemption Fees	19,474	200,006	1,562	24,409	26,373	137,803

Investor Class Transactions	$(180,452,117)	$11,490,985	$7,107,621	$11,351,949	$58,356,403	$1,944,360

I Class
Proceeds from Sale of Shares	$6,975,881	$44,273,847	$—	$—	$7,374,050	$11,424,305
Reinvestment of Distributions	280,878	10,311,502	—	—	117,589	2,105
Cost of Shares Redeemed	(15,201,865)	(33,573,561)	—	—	(549,463)	(3,617,293)
Redemption Fees	467	22,795	—	—	749	—

I Class Transactions	$(7,944,639)	$21,034,583	$—	$—	$6,942,925	$7,809,117

R Class
Proceeds from Sale of Shares	$5,624	$64,289	$—	$—	$18,103	$18,198
Reinvestment of Distributions	314	51,918	—	—	486	1,617
Cost of Shares Redeemed	(2,628)	(518)	—	—	(28,478)	—
Redemption Fees	—	—	—	—	—	—

R Class Transactions	$3,310	$115,689	$—	$—	$(9,889)	$19,815

Net Increase (Decrease) from Capital Transactions	$(188,393,446)	$32,641,257	$7,107,621	$11,351,949	$65,289,439	$9,773,292

Share Transactions:
Investor Class
Sold	1,092,149	10,780,019	1,521,958	2,543,639	4,881,196	9,258,210
Issued in Reinvestment of Distributions	—	3,112,984	—	24,258	41,158	160,185
Redeemed	(5,468,014)	(12,858,602)	(1,115,173)	(1,796,661)	(2,324,811)	(9,568,535)

Change in Investor Class Shares	(4,375,865)	1,034,401	406,785	771,236	2,597,543	(150,140)

I Class
Sold	2,950,275	23,893,265	—	—	561,737	1,020,701
Issued in Reinvestment of Distributions	122,121	6,137,799	—	—	10,661	226
Redeemed	(6,908,769)	(16,066,151)	—	—	(47,112)	(388,919)

Change in I Class Shares	(3,836,373)	13,964,913	—	—	525,286	632,008

R Class
Sold	2,520	40,104	—	—	1,341	2,112
Issued in Reinvestment of Distributions	141	31,657	—	—	44	174
Redeemed	(1,353)	(255)	—	—	(1,974)	—

Change in R Class Shares	1,308	71,506	—	—	(589)	2,286

Net Increase (Decrease) from Shares Transactions	(8,210,930)	15,070,820	406,785	771,236	3,122,240	484,154

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

			FBR Gas Utility
	FBR Technology Fund		Index Fund

	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	April 30,	October 31,	April 30,	October 31,
	2010	2009	2010	2009

Capital Transactions:
Investor Class
Proceeds from Sale of Shares	$3,771,987	$4,117,170	$21,619,199	$18,915,536
Reinvestment of Distributions	—	—	2,941,906	14,885,034
Shares issued in connection with acquisition (Note 12)	3,467,076	—	—	—
Cost of Shares Redeemed	(2,908,893)	(5,077,936)	(14,602,097)	(35,657,897)
Redemption Fees	1,567	8,341	12,526	92,002

Investor Class Transactions	$4,331,737	$(952,425)	$9,971,534	$(1,765,325)

I Class(A)
Proceeds from Sale of Shares	$47,203	$—	$—	$—
Reinvestment of Distributions	—	—	—	—
Cost of Shares Redeemed	(170,628)	—	—	—
Shares issued in connection with acquisition (Note 12)	6,031,138	—	—	—
Redemption Fees	145	—	—	—

I Class Transactions	$5,907,858	$—	$—	$—

R Class
Proceeds from Sale of Shares	$—	$—	$16,350	$14,001
Reinvestment of Distributions	—	—	3,143	13,030
Cost of Shares Redeemed	—	—	—	—
Redemption Fees	—	—	—	—

R Class Transactions	$—	$—	$19,493	$27,031

Net Increase (Decrease) from Capital Transactions	$10,239,595	$(952,425)	$9,991,027	$(1,738,294)

Share Transactions:
Investor Class
Sold	370,579	519,303	1,299,043	1,341,857
Issued in Reinvestment of Distributions	(277,532)	—	175,415	1,070,887
Shares issued in connection with acquisition (Note 12)	331,367	—	—	—
Redeemed	—	(697,970)	(880,908)	(2,625,507)

Change in Investor Class Shares	424,414	(178,667)	593,550	(212,763)

I Class(A)
Sold	4,433	—	—	—
Issued in Reinvestment of Distributions	—	—	—	—
Shares issued in connection with acquisition (Note 12)	576,427	—	—	—
Redeemed	(14,556)	—	—	—

Change in I Class Transactions	566,304	—	—	—

R Class
Sold	—	—	2,277	2,142
Issued in Reinvestment of Distributions	—	—	453	2,152
Redeemed	—	—	—	—

Change in R Class Shares	—	—	2,730	4,294

Net Increase (Decrease) from Shares Transactions	990,718	(178,667)	596,280	(208,469)

(A)	Represents the period from commencement of operation (March 12, 2010) through April 30, 2010.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

7.     Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Funds’ financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share.

The tax character of distributions paid for each Fund’s tax year was as follows:

	Ordinary Income	Long-Term Capital Gains

	Dollar	Dollar
	Amount	Amount

Pegasus Fund
For the Year Ended October 31, 2009	$38,623	$—
For the Year Ended October 31, 2008	1,227,692	238
Pegasus Mid Cap Fund
For the Year Ended October 31, 2009	72,339	—
For the Year Ended October 31, 2008	45,373	—
Pegasus Small Cap Fund
For the Year Ended October 31, 2009	—	—
For the Year Ended October 31, 2008	18,282	—
Pegasus Small Cap Growth Fund
For the Year Ended October 31, 2009	—	—
For the Year Ended October 31, 2008	184,307	18,288
Focus Fund
For the Year Ended October 31, 2009	—	106,380,482
For the Year Ended October 31, 2008	2,637,313	13,475,516

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

	Ordinary Income	Long-Term Capital Gains

	Dollar	Dollar
	Amount	Amount

Large Cap Financial Fund
For the Year Ended October 31, 2009	$243,517	$—
For the Year Ended October 31, 2008	177,807	2,910,983
Small Cap Financial Fund
For the Year Ended October 31, 2009	2,344,398	—
For the Year Ended October 31, 2008	2,225,546	36,692,650
Technology Fund
For the Year Ended October 31, 2009	—	—
For the Year Ended October 31, 2008	2,491,355	1,036,556
Gas Utility Index Fund
For the Year Ended October 31, 2009	6,301,517	9,585,471
For the Year Ended October 31, 2008	6,995,329	20,875,415

The following information is computed on a tax basis for each item:

	As of October 31, 2009

				Pegasus
	Pegasus	Pegasus	Pegasus	Small Cap	Focus
	Fund	Mid Cap Fund	Small Cap Fund	Growth Fund	Fund

Tax cost of investment securities	$16,826,267	$6,381,471	$9,505,303	$5,178,360	$639,014,491

Gross unrealized appreciation	2,394,168	541,654	924,548	656,466	262,833,944
Gross unrealized depreciation	(724,674)	(325,249)	(353,875)	(253,327)	(105,967,780)

Net unrealized appreciation	1,669,494	216,405	570,673	403,139	156,866,164
Undistributed ordinary income	66,653	13,890	333,414	—	—
Capital loss carryforward	(313,227)	(112,906)	—	(367,842)	(9,577,374)

Accumulated earnings	$1,422,920	$117,389	$904,087	$35,297	$147,288,790

	As of October 31, 2009

	Large Cap	Small Cap	Technology	Gas Utility
	Financial Fund	Financial Fund	Fund	Index Fund

Tax cost of investment securities	$34,900,022	$189,680,394	$8,053,488	$136,804,267

Gross unrealized appreciation	3,321,447	25,370,865	811,098	69,814,427
Gross unrealized depreciation	(2,485,524)	(22,037,320)	(464,153)	(12,842,775)

Net unrealized appreciation	835,923	3,333,545	346,945	56,971,652
Undistributed ordinary income	—	537,355	—	94,170
Undistributed long-term capital gains	—	—	—	249,028
Capital loss carryforward	(3,407,781)	(6,353,410)	(4,589,875)	—

Accumulated earnings (deficit)	$(2,571,858)	$(2,482,510)	$(4,242,930)	$57,314,850

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

Unused capital loss carryforwards as of October 31, 2009, were as follows:

	Amount	Expires October 31,

Pegasus Fund	$313,227	2016
Pegasus Mid Cap Fund	112,906	2017
Pegasus Small Cap Growth Fund	41,215	2016
Pegasus Small Cap Growth Fund	326,627	2017
Focus Fund	9,577,374	2017
Large Cap Financial Fund	2,245,633	2016
Large Cap Financial Fund	1,162,148	2017
Small Cap Financial Fund	6,107,039	2016
Small Cap Financial Fund	246,371	2017
Technology Fund	2,681,830	2016
Technology Fund	1,908,045	2017

During the year ended October 31, 2009, the Pegasus Fund and the Pegasus Small Cap Fund utilized $407,371 and $188,174 of capital loss carryforwards, respectively. The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

8.     Investments in Affiliates

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the six months ended April 30, 2010, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/09	Purchases	Sales	04/30/10	Gain(Loss)	Dividends	04/30/10	Cost

FBR Focus Fund
99 Cents Only Stores	5,690,974	—	(1,030,011)	4,660,963	$615,956	$—	$72,338,146	$62,581,408
American Woodmark Corp.	730,160	—	—	730,160	—	131,429	16,873,998	24,162,041
Dynamex, Inc.	811,824	60,032	—	871,856	—	—	15,423,133	13,954,901

9.     Payment by Affiliate

During the fiscal year ended October 31, 2009, Fund Advisers voluntarily reimbursed the FBR Pegasus Small Cap FundTM $7,834, in connection with the Fund’s inadvertent investment in the shares of another investment company which was made by Fund Adviser in excess of applicable investment limitations. This reimbursement has been classified in the Fund’s Statement of Operations, Statement of Changes in Net Assets and the Financial Highlights as “Net increase from payments by affiliates’’.

10.     Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11.     Subsequent Events

Subsequent events occurring after April 30, 2010 have been evaluated for potential impact to this report through the date the financial statements were issued. Except as noted herein regarding the FBR Pegasus Small Cap Growth FundTM (the “Fund”), there were no subsequent events to report that would have a material impact on the Funds’ financial statements. With respect to the Fund, on May 5, 2010, the Board of Trustees of the Trust approved a reorganization transaction involving the Fund (the “Reorganization”) pursuant to which the Fund is to be reorganized into the FBR Pegasus Small Cap FundTM (the “Acquiring Fund”), which is another separate investment series of the Trust. In accordance with the terms and conditions of the Reorganization, the Fund would transfer its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and would then subsequently distribute those Acquiring Fund shares to the Fund’s shareholders in complete liquidation of the Fund. The Reorganization is scheduled to be completed on or about August 29, 2010, or on such other date as the officers of the Trust may determine.

12.     Acquisition

On March 12, 2010, the FBR Pegasus FundTM acquired all of the assets and liabilities of AFBA 5Star Large Cap Growth Fund. The acquisition was accomplished by a tax-free exchange of 149,555 shares of Investor Class and 3,226,962 shares of I Class of the fund (valued at $31,889,385) for all of the assets and liabilities of AFBA 5Star Large Cap Growth Fund. The acquired fund then distributed the shares it received from the fund to its shareholders. AFBA 5Star Large Cap Growth Fund’s net assets on that date were $31,889,385 including $2,287,467 of unrealized appreciation, $(142,257) of accumulated net investment loss, and $5,798,681 of accumulated net realized gain on investments. The aggregate net assets of the fund after the acquisition were $51,870,712.

On March 12, 2010, the FBR Pegasus Mid Cap FundTM acquired all of the assets and liabilities of AFBA 5Star Mid Cap Fund. The acquisition was accomplished by a tax-free exchange of 279,797 shares of Investor Class and 1,201,247 shares of I Class of the fund (valued at $14,367,167) for all of the assets and liabilities of AFBA 5Star Mid Cap Fund. The acquired fund then distributed the shares it received from the fund to its shareholders. AFBA 5Star Mid Cap Fund’s net assets on that date were $14,367,167 including $673,442 of unrealized appreciation, $54,085 of accumulated net investment income, and $(1,222,985) of accumulated net realized loss on investments. The aggregate net assets of the fund after the acquisition were $21,225,730.

On March 12, 2010, the FBR Pegasus Small Cap Growth FundTM acquired all of the assets and liabilities of AFBA 5Star Small Cap Fund. The acquisition was accomplished by a tax-free exchange of 1,199,929 shares of Investor Class and 860,878 shares of I Class of the fund (valued at $21,761,430) for all of the assets and liabilities of AFBA 5Star Small Cap Fund. The acquired fund then distributed the shares it received from the fund to its

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

shareholders. AFBA 5Star Small Cap Fund’s net assets on that date were $21,761,430 including $703,098 of unrealized appreciation, $(63,736) of accumulated net investment loss, and $1,229,200 of accumulated net realized gain on investments. The aggregate net assets of the fund after the acquisition were $29,221,690.

On March 12, 2010, the FBR Technology Fund acquired all of the assets and liabilities of AFBA 5Star Science & Technology Fund. The acquisition was accomplished by a tax-free exchange of 331,367 shares of Investor Class and 576,427 shares of I Class of the fund (valued at $9,498,214) for all of the assets and liabilities of AFBA 5Star Science & Technology Fund. The acquired fund then distributed the shares it received from the fund to its shareholders. AFBA 5Star Science & Technology Fund’s net assets on that date were $9,498,214 including $568,774 of unrealized appreciation, $(107,531) of accumulated net investment loss, and $1,757,388 of accumulated net realized gain on investments. The aggregate net assets of the fund after the acquisition were $20,831,958. Immediately following this acquisition, the FBR Technology Fund I Class shares commenced operations.

The FBR Funds

Important Supplemental Information (unaudited)

Proxy Voting Guidelines

Fund Advisers is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures Fund Advisers uses in fulfilling this responsibility is included in the Funds’ Statement of Additional Information and is available without charge, upon request, by calling 888.888.0025. The policies and procedures are also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 888.888.0025 and is also available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. A copy of the quarterly holdings report is available, without charge, upon request, by calling 888.888.0025.

THE FBR FUNDS
888.888.0025
fbrfundsinfo@fbr.com
www.fbrfunds.com

Investment Adviser
FBR FUND ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Transfer Agent
JPMORGAN CHASE BANK, N.A.
P.O. BOX 5354
CINCINNATI, OHIO 45201

Independent Registered Public Accounting Firm
TAIT, WELLER, AND BAKER LLP
1818 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103

This report is not authorized
for distribution to prospective
investors unless it is preceded or
accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semiannual reports.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Contained in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFLIIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	Based upon their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the Registrant’s PFO and PEO have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the Registrant’s internal controls over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)	(1) Not applicable.
(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.
(3) Not applicable.
(b)	(1) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002: Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The FBR Funds
——————————————————————

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	July 1, 2010

	Kimberly J. Bradshaw	Date
Treasurer, Secretary and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David H. Ellison	July 1, 2010

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)	/s/ Kimberly J. Bradshaw	July 1, 2010

	Kimberly J. Bradshaw	Date
Treasurer, Secretary and Principal Financial Officer
The FBR Funds